Schedule of Investments (unaudited) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
AAR Corp.(a)	2,923	$154,276
Aerojet Rocketdyne Holdings, Inc.(a)	7,064	398,480
AeroVironment, Inc.(a)	2,166	218,095
AerSale Corp.(a)	2,489	40,272
Archer Aviation, Inc., Class A(a)(b)	12,181	24,118
Astra Space, Inc.(a)(b)	14,460	6,109
Astronics Corp.(a)	2,147	31,647
Axon Enterprise, Inc.(a)	5,940	1,251,617
BWX Technologies, Inc.	7,882	509,020
Cadre Holdings, Inc.	1,840	38,750
Curtiss-Wright Corp	3,391	575,894
Ducommun, Inc.(a)	1,058	52,900
Hexcel Corp.	7,353	530,004
Howmet Aerospace, Inc.	32,672	1,447,043
Huntington Ingalls Industries, Inc.	3,427	691,089
Kaman Corp.	2,423	53,476
Kratos Defense & Security Solutions, Inc.(a)	10,603	136,779
Maxar Technologies, Inc.	6,413	338,093
Mercury Systems, Inc.(a)	4,366	208,127
Momentus, Inc.(a)(b)	7,355	3,163
Moog, Inc., Class A	2,556	230,321
National Presto Industries, Inc..	538	36,595
Park Aerospace Corp.	1,544	20,195
Parsons Corp.(a)	2,914	126,759
Redwire Corp.(a)(b)	1,269	4,099
Rocket Lab USA, Inc.(a)(b)	17,892	70,137
Spirit AeroSystems Holdings, Inc., Class A	9,091	270,548
Terran Orbital Corp.(a)(b)	2,750	4,895
Textron, Inc.(b)	18,456	1,235,445
Triumph Group, Inc.(a)	5,890	63,671
V2X, Inc.(a)	1,049	45,317
Virgin Galactic Holdings, Inc.(a)(b)	21,597	78,613
Woodward, Inc.	5,108	490,470

		9,386,017

Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.(a)	5,154	104,678
Forward Air Corp.	2,314	244,150
GXO Logistics, Inc.(a)(b)	9,178	487,627
Hub Group, Inc., Class A(a)	2,805	211,497
Radiant Logistics, Inc.(a)	4,349	28,703

		1,076,655

Automobile Components — 1.1%
Adient PLC(a)	8,200	302,908
American Axle & Manufacturing Holdings, Inc.(a)	9,736	69,612
BorgWarner, Inc.	20,269	975,547
Dana, Inc.	11,272	166,713
Dorman Products, Inc.(a)	2,300	198,168
Fox Factory Holding Corp.(a)	3,659	405,673
Gentex Corp.	20,992	579,169
Gentherm, Inc.(a)	2,853	170,182
Goodyear Tire & Rubber Co.(a)	24,361	259,932
Holley, Inc.(a)	4,184	10,084
LCI Industries	2,155	243,429
Lear Corp.	5,123	654,002
Luminar Technologies, Inc.(a)(b)	22,008	132,488
Modine Manufacturing Co.(a)	4,297	89,850
Motorcar Parts of America, Inc.(a)(b)	1,773	8,635
Patrick Industries, Inc.	1,892	129,848
QuantumScape Corp.(a)(b)	21,921	153,447

Security	Shares	Value

Automobile Components (continued)
Solid Power, Inc.(a)	11,108	$25,215
Standard Motor Products, Inc.	1,917	69,031
Stoneridge, Inc.(a)	2,287	43,064
Visteon Corp.(a)	2,499	350,835
XPEL, Inc.(a)(b)	1,848	135,015

		5,172,847

Automobiles — 0.2%
Canoo, Inc.(a)(b)	33,348	25,178
Cenntro Electric Group Ltd.(a)(b)	16,324	6,053
Faraday Future Intelligent Electric, Inc.(a)	56,165	9,576
Fisker, Inc.(a)(b)	14,742	94,938
Harley-Davidson, Inc.	12,039	446,647
Lordstown Motors Corp., Class A(a)(b)	11,588	6,060
Mullen Automotive, Inc.(a)(b)	112,866	8,679
Thor Industries, Inc.	4,681	369,893
Winnebago Industries, Inc.	2,598	151,048
Workhorse Group, Inc.(a)(b)	11,058	10,419

		1,128,491

Banks — 5.5%
1st Source Corp.	1,728	72,023
ACNB Corp.	955	28,965
Amalgamated Financial Corp.	1,582	25,755
Amerant Bancorp, Inc.	2,697	50,164
American National Bankshares, Inc.	1,039	30,017
Ameris Bancorp	4,853	162,576
Arrow Financial Corp.	1,478	31,910
Associated Banc-Corp.	14,043	250,387
Atlantic Union Bankshares Corp.	6,737	192,813
Axos Financial, Inc.(a)	4,982	202,618
Banc of California, Inc.	5,143	58,373
BancFirst Corp.	1,756	140,287
Bancorp, Inc.(a)	3,411	108,845
Bank First Corp.	852	58,268
Bank of Hawaii Corp.	3,751	181,661
Bank of Marin Bancorp	1,800	31,734
Bank of NT Butterfield & Son Ltd.	4,528	116,505
Bank OZK	10,430	372,560
BankUnited, Inc.	4,384	98,859
Bankwell Financial Group, Inc.	1,060	24,656
Banner Corp.	2,097	104,682
Bar Harbor Bankshares	1,403	34,794
BayCom Corp.	1,153	19,232
BCB Bancorp, Inc.	1,620	19,116
Berkshire Hills Bancorp, Inc.	2,657	56,514
Blue Foundry Bancorp(a)	2,426	23,338
Blue Ridge Bankshares, Inc.	1,856	17,948
BOK Financial Corp.	2,637	221,165
Bridgewater Bancshares, Inc.(a)(b)	2,254	22,427
Brookline Bancorp, Inc.	5,839	55,704
Business First Bancshares, Inc.	2,243	34,587
Byline Bancorp, Inc.	2,508	48,530
Cadence Bank	10,103	204,283
Cambridge Bancorp	732	37,808
Camden National Corp.	1,436	45,880
Capital Bancorp, Inc.	1,651	27,819
Capital City Bank Group, Inc.	1,231	37,496
Capitol Federal Financial, Inc.	10,269	63,668
Capstar Financial Holdings, Inc.	2,308	30,881
Carter Bankshares, Inc.(a)	2,657	34,142
Cathay General Bancorp	7,029	224,014
Central Pacific Financial Corp.	715	11,354

1

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Citizens & Northern Corp.	1,893	$36,156
City Holding Co.	956	87,178
Civista Bancshares, Inc.	1,960	31,105
CNB Financial Corp.	2,965	55,623
Coastal Financial Corp.(a)	973	35,271
Colony Bankcorp, Inc.	2,154	21,282
Columbia Banking System, Inc.	18,663	398,642
Columbia Financial, Inc.(a)	3,454	57,958
Comerica, Inc.	11,718	508,210
Commerce Bancshares, Inc.	10,613	592,736
Community Bank System, Inc.	3,296	164,668
Community Trust Bancorp, Inc.	1,841	66,294
ConnectOne Bancorp, Inc.	4,092	64,572
CrossFirst Bankshares, Inc.(a)	3,889	39,007
Cullen/Frost Bankers, Inc.	5,171	570,103
Customers Bancorp, Inc.(a)	2,158	47,131
CVB Financial Corp.	10,864	162,634
Dime Community Bancshares, Inc.	3,519	72,491
Eagle Bancorp, Inc.	1,944	48,794
East West Bancorp, Inc.	12,767	659,926
Eastern Bankshares, Inc.	14,053	163,717
Enterprise Bancorp, Inc.	816	23,533
Enterprise Financial Services Corp.	3,607	154,235
Equity Bancshares, Inc., Class A	1,507	35,490
Esquire Financial Holdings, Inc.	759	29,343
Farmers & Merchants Bancorp, Inc.	1,124	25,627
Farmers National Banc Corp.	3,382	39,536
FB Financial Corp.	3,422	100,709
Financial Institutions, Inc.	1,783	31,167
First Bancorp, Inc.	776	19,167
First BanCorp/Puerto Rico	11,069	130,061
First Bancorp/Southern Pines NC	2,657	81,782
First Bancshares, Inc.	2,845	71,410
First Bank	1,651	16,031
First Busey Corp.	5,368	97,590
First Business Financial Services, Inc.	942	27,026
First Citizens BancShares, Inc., Class A	968	974,950
First Commonwealth Financial Corp.	5,802	72,409
First Community Bankshares, Inc.	1,863	43,613
First Financial Bancorp	7,220	149,454
First Financial Bankshares, Inc.	11,889	347,872
First Financial Corp.	1,301	44,950
First Foundation, Inc.	4,769	29,997
First Guaranty Bancshares, Inc.	805	10,940
First Hawaiian, Inc.	11,639	222,421
First Horizon Corp.	46,784	821,059
First Internet Bancorp	691	10,165
First Interstate BancSystem, Inc., Class A	8,410	215,212
First Merchants Corp.	5,386	157,163
First Mid Bancshares, Inc.	2,025	53,379
First of Long Island Corp.	2,146	25,108
First Western Financial, Inc.(a)	903	16,037
Five Star Bancorp	1,773	37,694
Flushing Financial Corp.	3,751	45,125
FNB Corp.	33,279	382,043
Fulton Financial Corp.	15,871	189,341
FVCBankcorp, Inc.(a)	1,981	19,037
German American Bancorp, Inc.	3,083	89,623
Glacier Bancorp, Inc.	9,790	325,322
Great Southern Bancorp, Inc.	1,134	57,698
Greene County Bancorp, Inc.	930	19,112
Guaranty Bancshares, Inc.	871	21,000
Hancock Whitney Corp.	7,467	272,695

Security	Shares	Value

Banks (continued)
Hanmi Financial Corp.	1,558	$25,177
HarborOne Bancorp, Inc.	4,624	49,708
HBT Financial, Inc.	1,282	22,614
Heartland Financial USA, Inc.	4,396	143,134
Heritage Commerce Corp.	5,586	47,481
Heritage Financial Corp.	2,200	38,742
Hilltop Holdings, Inc.	4,613	143,095
Hingham Institution for Savings	156	30,351
Home Bancorp, Inc.	574	17,983
Home BancShares, Inc.	16,965	369,328
HomeStreet, Inc.	1,207	11,780
HomeTrust Bancshares, Inc.	1,784	37,232
Hope Bancorp, Inc.	6,886	62,663
Horizon Bancorp, Inc.	3,931	41,393
Independent Bank Corp.	5,076	189,035
Independent Bank Group, Inc.	3,222	117,216
International Bancshares Corp.	5,145	219,537
John Marshall Bancorp, Inc.	1,078	19,641
Kearny Financial Corp.	5,233	40,765
Lakeland Bancorp, Inc.	6,139	88,033
Lakeland Financial Corp.	2,148	108,839
Live Oak Bancshares, Inc.	2,825	66,557
Luther Burbank Corp.	2,864	25,891
Macatawa Bank Corp.	2,754	25,750
Mercantile Bank Corp.	1,611	45,205
Metrocity Bankshares, Inc.	1,892	30,934
Metropolitan Bank Holding Corp.(a)	972	31,191
Mid Penn Bancorp, Inc.	1,482	33,523
Midland States Bancorp, Inc.	2,183	43,660
MidWestOne Financial Group, Inc.	1,385	28,670
MVB Financial Corp.	1,052	19,199
National Bank Holdings Corp., Class A	2,537	80,677
NBT Bancorp, Inc.	2,632	84,856
New York Community Bancorp, Inc.	58,848	629,085
Nicolet Bankshares, Inc.(a)	1,110	63,614
Northeast Bank	725	26,716
Northfield Bancorp, Inc.	3,761	39,190
Northwest Bancshares, Inc.	7,141	83,478
OceanFirst Financial Corp.	5,889	94,224
OFG Bancorp	2,986	76,352
Old National Bancorp	26,238	351,852
Old Second Bancorp, Inc.	3,811	46,837
Origin Bancorp, Inc.	2,204	64,864
Orrstown Financial Services, Inc.	845	16,199
Pacific Premier Bancorp, Inc.	6,032	134,152
PacWest Bancorp	10,529	106,869
Park National Corp.	1,247	135,075
Parke Bancorp, Inc.	1,420	24,410
Pathward Financial, Inc.	1,800	80,154
PCB Bancorp	1,439	19,887
Peapack-Gladstone Financial Corp.	1,734	46,055
Peoples Bancorp, Inc.	3,371	87,848
Peoples Financial Services Corp.	808	32,603
Pinnacle Financial Partners, Inc.	6,785	367,951
Pioneer Bancorp, Inc.(a)	2,062	18,187
Popular, Inc.	6,453	387,245
Preferred Bank/Los Angeles CA	621	29,858
Premier Financial Corp.	3,656	60,726
Primis Financial Corp.	2,009	17,780
Prosperity Bancshares, Inc.	8,114	508,099
Provident Bancorp, Inc.	1,807	12,342
Provident Financial Services, Inc.	5,360	93,693
QCR Holdings, Inc.	1,564	64,750

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
RBB Bancorp	2,141	$26,634
Red River Bancshares, Inc.	321	14,766
Renasant Corp.	3,359	94,455
Republic Bancorp, Inc., Class A	985	38,711
Republic First Bancorp, Inc.(a)(b)	4,846	5,961
S&T Bancorp, Inc.	2,242	61,722
Sandy Spring Bancorp, Inc.	4,100	92,168
Seacoast Banking Corp. of Florida	5,251	116,520
ServisFirst Bancshares, Inc.	4,596	232,098
Shore Bancshares, Inc.	2,380	31,606
Sierra Bancorp	1,307	21,422
Simmons First National Corp., Class A	8,885	148,468
SmartFinancial, Inc.	1,455	31,341
South Plains Financial, Inc.	1,082	22,213
Southern First Bancshares, Inc.(a)	682	18,810
Southern Missouri Bancorp, Inc.	811	29,423
Southside Bancshares, Inc..	1,938	61,493
SouthState Corp	6,684	461,062
Stellar Bancorp, Inc.	3,984	91,393
Sterling Bancorp, Inc.(a)	2,210	11,978
Stock Yards Bancorp, Inc.	2,580	125,388
Summit Financial Group, Inc.	1,259	24,462
Synovus Financial Corp.	12,940	398,552
Texas Capital Bancshares, Inc.(a)	4,540	228,135
Third Coast Bancshares, Inc.(a)	1,374	19,154
Tompkins Financial Corp.	1,201	70,403
Towne Bank	6,588	156,070
TriCo Bancshares	2,972	106,427
Triumph Financial, Inc.(a)	1,905	98,984
TrustCo Bank Corp./New York	1,068	31,869
Trustmark Corp.	4,312	103,014
UMB Financial Corp.	4,065	258,575
United Bankshares, Inc.	11,349	375,992
United Community Banks, Inc.	8,966	223,253
Unity Bancorp, Inc.	988	22,872
Univest Financial Corp.	2,785	56,034
USCB Financial Holdings, Inc.(a)	1,092	10,396
Valley National Bancorp	38,788	363,831
Veritex Holdings, Inc.	3,592	61,818
Washington Federal, Inc.	5,614	157,417
Washington Trust Bancorp, Inc.	1,765	49,614
Webster Financial Corp.	15,265	569,384
WesBanco, Inc.	5,372	143,003
West BanCorp, Inc.	1,364	23,502
Westamerica BanCorp	1,623	65,748
Western Alliance Bancorp	9,376	348,037
Wintrust Financial Corp.	5,460	373,300
WSFS Financial Corp.	4,259	149,789
Zions Bancorp NA	13,389	373,018

		25,694,222

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	826	262,263
Celsius Holdings, Inc.(a)(b)	4,794	458,162
Coca-Cola Consolidated, Inc.	429	252,878
Duckhorn Portfolio, Inc.(a)	3,577	54,013
MGP Ingredients, Inc.(b)	1,191	117,528
National Beverage Corp.(a)	2,190	108,843
Primo Water Corp.	13,569	206,113

Security	Shares	Value

Beverages (continued)
Vintage Wine Estates, Inc.(a)	2,782	$3,728
Vita Coco Co., Inc.(a)(b)	2,335	50,553

		1,514,081

Biotechnology — 4.3%
2seventy bio, Inc.(a)	3,496	33,247
4D Molecular Therapeutics, Inc.(a)	2,536	45,673
Aadi Bioscience, Inc.(a)(b)	1,176	9,126
Absci Corp.(a)	4,330	5,716
ACADIA Pharmaceuticals, Inc.(a)	10,333	220,403
Acrivon Therapeutics, Inc.(a)	791	9,737
Adicet Bio, Inc.(a)	2,792	16,305
ADMA Biologics, Inc.(a)	19,869	66,561
Aerovate Therapeutics, Inc.(a)	826	17,321
Affimed NV(a)(b)	14,780	13,302
Agenus, Inc.(a)	26,704	40,323
Agios Pharmaceuticals, Inc.(a)	4,780	109,319
Akero Therapeutics, Inc.(a)	3,136	140,305
Alector, Inc.(a)	5,540	36,564
Alkermes PLC(a)	14,490	413,690
Allogene Therapeutics, Inc.(a)(b)	7,422	40,301
Allovir, Inc.(a)(b)	3,368	11,586
Alpine Immune Sciences, Inc.(a)	2,344	17,557
ALX Oncology Holdings, Inc.(a)(b)	1,738	10,324
Amicus Therapeutics, Inc.(a)	23,690	273,383
AnaptysBio, Inc.(a)	1,790	37,268
Anavex Life Sciences Corp.(a)(b)	5,929	48,262
Anika Therapeutics, Inc.(a)	1,127	28,919
Apellis Pharmaceuticals, Inc.(a)	8,273	690,216
Arbutus Biopharma Corp.(a)	9,788	24,568
Arcellx, Inc.(a)	2,594	110,712
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,933	51,456
Arcus Biosciences, Inc.(a)	4,485	80,057
Arcutis Biotherapeutics, Inc.(a)(b)	3,752	51,928
Arrowhead Pharmaceuticals, Inc.(a)	8,916	315,716
Atara Biotherapeutics, Inc.(a)	7,980	21,626
Aura Biosciences, Inc.(a)	3,106	28,078
Aurinia Pharmaceuticals, Inc.(a)	12,655	142,369
Avid Bioservices, Inc.(a)	5,201	93,878
Avidity Biosciences, Inc.(a)	5,760	71,424
Beam Therapeutics, Inc.(a)	5,482	168,352
BioCryst Pharmaceuticals, Inc.(a)	15,967	121,509
Biohaven Ltd.(a)	5,448	71,260
Bioxcel Therapeutics, Inc.(a)	1,512	31,177
Bluebird Bio, Inc.(a)	11,946	51,965
Blueprint Medicines Corp.(a)	5,168	263,826
Bridgebio Pharma, Inc.(a)	9,569	138,942
C4 Therapeutics, Inc.(a)(b)	3,118	9,416
CareDx, Inc.(a)	4,326	34,997
Caribou Biosciences, Inc.(a)	5,166	22,214
Catalyst Pharmaceuticals, Inc.(a)	8,241	131,197
Celldex Therapeutics, Inc.(a)	4,320	135,821
Celularity, Inc.(a)	4,295	2,536
Century Therapeutics, Inc.(a)	2,020	6,323
Cerevel Therapeutics Holdings, Inc.(a)	4,943	143,545
Chimerix, Inc.(a)	6,928	8,037
Chinook Therapeutics, Inc.(a)	4,369	87,424
Cogent Biosciences, Inc.(a)	5,527	59,471
Coherus Biosciences, Inc.(a)	6,048	43,727
Crinetics Pharmaceuticals, Inc.(a)	4,702	91,877
CTI BioPharma Corp.(a)	8,241	40,051

3

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Cullinan Oncology, Inc.(a)	2,395	$23,303
Cytokinetics, Inc.(a)(b)	7,081	264,829
Day One Biopharmaceuticals, Inc.(a)	2,551	31,632
Deciphera Pharmaceuticals, Inc.(a)	4,705	66,858
Denali Therapeutics, Inc.(a)	9,384	233,099
Design Therapeutics, Inc.(a)	2,956	19,066
Dynavax Technologies Corp.(a)(b)	10,184	106,015
Dyne Therapeutics, Inc.(a)	2,930	30,355
Eagle Pharmaceuticals, Inc.(a)	868	24,373
Editas Medicine, Inc.(a)(b)	6,346	51,783
Eiger BioPharmaceuticals, Inc.(a)	3,994	4,114
Emergent BioSolutions, Inc.(a)	4,170	36,821
Enanta Pharmaceuticals, Inc.(a)	1,765	62,746
EQRx, Inc.(a)	17,305	29,072
Erasca, Inc.(a)	5,011	13,830
Exact Sciences Corp.(a)(b)	15,400	986,678
Exelixis, Inc.(a)	28,176	515,621
Fate Therapeutics, Inc.(a)	7,272	44,141
FibroGen, Inc.(a)	7,626	130,557
Foghorn Therapeutics, Inc.(a)	1,197	7,804
Generation Bio Co.(a)(b)	3,492	17,181
Geron Corp.(a)	37,816	93,027
Gossamer Bio, Inc.(a)	5,376	6,935
GreenLight Biosciences Holdings PBC(a)	4,845	1,543
Halozyme Therapeutics, Inc.(a)	11,480	368,852
Heron Therapeutics, Inc.(a)	7,502	17,930
HilleVax, Inc.(a)(b)	1,420	19,880
Humacyte, Inc.(a)	5,597	18,134
Icosavax, Inc.(a)	1,924	10,601
Ideaya Biosciences, Inc.(a)(b)	4,211	76,893
IGM Biosciences, Inc.(a)(b)	1,078	11,675
ImmunityBio, Inc.(a)(b)	8,039	22,509
ImmunoGen, Inc.(a)	19,394	104,534
Immunovant, Inc.(a)	3,950	63,753
Inhibrx, Inc.(a)	2,854	59,934
Inovio Pharmaceuticals, Inc.(a)(b)	24,074	18,597
Insmed, Inc.(a)(b)	12,190	237,705
Instil Bio, Inc.(a)	6,855	4,480
Intellia Therapeutics, Inc.(a)(b)	7,329	276,670
Intercept Pharmaceuticals, Inc.(a)	2,190	37,931
Invivyd, Inc.(a)	4,704	5,174
Ionis Pharmaceuticals, Inc.(a)	12,648	447,360
Iovance Biotherapeutics, Inc.(a)	12,795	72,164
Ironwood Pharmaceuticals, Inc.(a)	11,711	121,912
iTeos Therapeutics, Inc.(a)	2,302	31,630
IVERIC bio, Inc.(a)	12,102	398,035
Janux Therapeutics, Inc.(a)	1,375	21,065
Jounce Therapeutics, Inc.(a)	2,105	4,063
KalVista Pharmaceuticals, Inc.(a)	2,079	17,734
Karuna Therapeutics, Inc.(a)	2,835	562,577
Karyopharm Therapeutics, Inc.(a)	7,351	26,317
Keros Therapeutics, Inc.(a)	1,654	73,363
Kezar Life Sciences, Inc.(a)	4,775	11,603
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	3,183	34,217
Kinnate Biopharma, Inc.(a)	2,089	5,285
Kodiak Sciences, Inc.(a)	2,614	11,449
Kronos Bio, Inc.(a)	2,977	4,912
Krystal Biotech, Inc.(a)	1,833	153,972
Kura Oncology, Inc.(a)	5,497	53,541
Kymera Therapeutics, Inc.(a)(b)	3,185	100,455
Lexicon Pharmaceuticals, Inc.(a)	8,558	20,454
Lyell Immunopharma, Inc.(a)	14,969	30,387
MacroGenics, Inc.(a)	4,926	33,940

Security	Shares	Value

Biotechnology (continued)
Madrigal Pharmaceuticals, Inc.(a)	1,160	$361,920
MannKind Corp.(a)	21,235	81,755
MeiraGTx Holdings PLC(a)	2,394	12,808
Mersana Therapeutics, Inc.(a)	7,892	34,567
MiMedx Group, Inc.(a)	9,806	37,557
Mineralys Therapeutics, Inc.(a)	1,154	15,521
MiNK Therapeutics, Inc.(a)	389	696
Mirati Therapeutics, Inc.(a)	3,910	173,252
Mirum Pharmaceuticals, Inc.(a)(b)	1,614	43,336
Monte Rosa Therapeutics, Inc.(a)	2,258	10,251
Morphic Holding, Inc.(a)	2,184	103,216
Myriad Genetics, Inc.(a)	7,357	156,631
Natera, Inc.(a)	8,720	442,278
Neurocrine Biosciences, Inc.(a)	8,431	851,868
Nkarta, Inc.(a)	3,182	15,751
Novavax, Inc.(a)(b)	7,070	54,227
Nurix Therapeutics, Inc.(a)	3,690	35,535
Nuvalent, Inc., Class A(a)	1,743	61,685
Ocugen, Inc.(a)	18,847	13,449
Organogenesis Holdings, Inc.(a)	5,244	10,750
Outlook Therapeutics, Inc.(a)(b)	12,799	13,439
Pardes Biosciences, Inc.(a)	3,806	7,384
PepGen, Inc.(a)	1,425	21,503
PMV Pharmaceuticals, Inc.(a)	3,164	14,586
Point Biopharma Global, Inc.(a)	7,298	56,487
Praxis Precision Medicines, Inc.(a)	2,486	2,585
Precigen, Inc.(a)(b)	19,679	23,812
Prime Medicine, Inc.(a)(b)	827	11,388
Prometheus Biosciences, Inc.(a)	2,998	581,462
Protagonist Therapeutics, Inc.(a)	3,989	90,151
Prothena Corp. PLC(a)	3,522	185,328
PTC Therapeutics, Inc.(a)	6,311	347,989
Rallybio Corp.(a)	1,911	10,300
RAPT Therapeutics, Inc.(a)	3,157	57,457
Recursion Pharmaceuticals, Inc., Class A(a)	11,638	55,513
REGENXBIO, Inc.(a)	3,492	67,605
Relay Therapeutics, Inc.(a)(b)	7,463	84,854
Replimune Group, Inc.(a)	4,245	71,019
Revolution Medicines, Inc.(a)(b)	7,492	175,987
Rigel Pharmaceuticals, Inc.(a)	14,485	16,368
Rocket Pharmaceuticals, Inc.(a)	4,854	86,984
Sage Therapeutics, Inc.(a)	4,753	232,184
Sana Biotechnology, Inc.(a)(b)	6,989	36,972
Sangamo Therapeutics, Inc.(a)	9,836	14,459
Sarepta Therapeutics, Inc.(a)	7,404	908,989
Seres Therapeutics, Inc.(a)	7,805	38,049
SpringWorks Therapeutics, Inc.(a)(b)	3,101	72,501
Stoke Therapeutics, Inc.(a)	1,805	16,046
Sutro Biopharma, Inc.(a)	4,750	20,235
Syndax Pharmaceuticals, Inc.(a)	5,494	112,902
Talaris Therapeutics, Inc.(a)	1,652	4,758
Tango Therapeutics, Inc.(a)	3,485	11,849
Tenaya Therapeutics, Inc.(a)	2,293	12,187
TG Therapeutics, Inc.(a)	11,834	293,838
Travere Therapeutics, Inc.(a)	5,186	111,862
Twist Bioscience Corp.(a)(b)	4,826	60,229
Tyra Biosciences, Inc.(a)(b)	1,014	14,368
Ultragenyx Pharmaceutical, Inc.(a)	5,791	252,893
United Therapeutics Corp.(a)	3,880	892,904
Vanda Pharmaceuticals, Inc.(a)	4,585	28,152
Vaxart, Inc.(a)(b)	10,049	8,175
Vaxcyte, Inc.(a)	6,188	265,032
VBI Vaccines, Inc.(b)	406	1,165

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Vera Therapeutics, Inc.(a)	3,397	$22,590
Veracyte, Inc.(a)	6,169	139,666
Vericel Corp.(a)	4,009	126,324
Verve Therapeutics, Inc.(a)(b)	3,874	61,713
Vir Biotechnology, Inc.(a)(b)	6,268	157,640
Viridian Therapeutics, Inc.(a)	3,395	95,162
VistaGen Therapeutics, Inc.(a)	12,322	1,725
Xencor, Inc.(a)(b)	4,999	132,174
Y-mAbs Therapeutics, Inc.(a)	2,861	17,137
Zentalis Pharmaceuticals, Inc.(a)(b)	3,933	86,644

		20,133,735

Broadline Retail — 0.3%
1stdibs.com, Inc.(a)	1,183	4,448
Big Lots, Inc.	2,245	20,183
ContextLogic, Inc., Class A(a)(b)	1,574	11,348
Dillard’s, Inc., Class A	356	106,227
Groupon, Inc.(a)(b)	1,920	6,874
Kohl’s Corp.	9,575	210,937
Macy’s, Inc.	24,192	395,297
Nordstrom, Inc.	9,806	151,601
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	5,420	353,655
Qurate Retail, Inc., Series A(a)	30,886	24,604

		1,285,174

Building Products — 2.3%
A O Smith Corp.	11,111	758,770
AAON, Inc.	3,788	371,224
Advanced Drainage Systems, Inc.(b)	5,396	462,545
Allegion PLC.	7,759	857,214
American Woodmark Corp.(a)	1,380	69,718
Apogee Enterprises, Inc.	1,860	79,162
Armstrong World Industries, Inc.	3,946	270,932
AZEK Co., Inc.(a)(b)	9,669	262,417
AZZ, Inc.	2,075	78,290
Builders FirstSource, Inc.(a)	12,804	1,213,435
Caesarstone Ltd.	1,412	6,439
Carlisle Cos., Inc.	4,540	979,959
CSW Industrials, Inc.	1,263	170,088
Fortune Brands Innovations, Inc.	11,373	735,719
Gibraltar Industries, Inc.(a)	2,823	141,263
Griffon Corp.	4,052	115,279
Hayward Holdings, Inc.(a)(b)	5,701	68,640
Insteel Industries, Inc.(b)	2,075	57,125
Janus International Group, Inc.(a)	6,831	61,479
JELD-WEN Holding, Inc.(a)	7,098	90,712
Lennox International, Inc.	2,838	800,061
Masonite International Corp.(a)	1,928	176,239
Masterbrand, Inc.(a)	11,364	91,708
Owens Corning	8,264	882,678
PGT Innovations, Inc.(a)	5,414	138,923
Quanex Building Products Corp.	2,875	54,913
Resideo Technologies, Inc.(a)(b)	12,550	223,390
Simpson Manufacturing Co., Inc.	3,807	478,844
Trex Co., Inc.(a)	9,831	537,362
UFP Industries, Inc.	5,179	406,655
View, Inc.(a)	10,618	3,631
Zurn Elkay Water Solutions Corp.	10,701	230,607

		10,875,421

Capital Markets — 2.9%
Affiliated Managers Group, Inc.	3,262	470,968
Artisan Partners Asset Management, Inc., Class A	5,209	180,596

Security	Shares	Value

Capital Markets (continued)
AssetMark Financial Holdings, Inc.(a)	1,706	$52,340
Associated Capital Group, Inc., Class A	121	4,517
Avantax, Inc.(a)	4,223	107,137
B. Riley Financial, Inc.	1,838	57,897
Bakkt Holdings, Inc.(a)(b)	8,801	11,881
BGC Partners, Inc., Class A	27,707	125,513
Brightsphere Investment Group, Inc.	2,752	62,140
Carlyle Group, Inc.	18,541	562,349
Cboe Global Markets, Inc.	9,311	1,300,747
Cohen & Steers, Inc.	2,243	134,715
Diamond Hill Investment Group, Inc.	260	42,151
Donnelley Financial Solutions, Inc.(a)(b)	2,225	96,231
Evercore, Inc., Class A	3,290	375,290
FactSet Research Systems, Inc.	3,341	1,375,456
Federated Hermes, Inc.	7,536	311,915
Focus Financial Partners, Inc., Class A(a)	4,949	257,051
GCM Grosvenor, Inc., Class A	3,389	27,349
Hamilton Lane, Inc., Class A	3,085	227,303
Houlihan Lokey, Inc.	4,510	412,124
Invesco Ltd.	33,525	574,283
Janus Henderson Group PLC.	12,007	311,582
Jefferies Financial Group, Inc.	17,544	561,934
Lazard Ltd., Class A	7,402	231,683
LPL Financial Holdings, Inc.	7,014	1,464,804
MarketAxess Holdings, Inc.	3,271	1,041,388
Moelis & Co., Class A	5,617	212,772
Morningstar, Inc.	2,157	384,615
Open Lending Corp., Class A(a)(b)	9,718	68,318
Oppenheimer Holdings, Inc., Class A	680	25,425
Perella Weinberg Partners	3,120	24,648
Piper Sandler Cos	1,513	204,921
PJT Partners, Inc., Class A	2,069	142,285
Robinhood Markets, Inc., Class A(a)(b)	50,355	445,642
Sculptor Capital Management, Inc.	2,155	17,951
SEI Investments Co.	9,060	533,725
Silvercrest Asset Management Group, Inc., Class A	1,124	21,052
StepStone Group, Inc., Class A	5,150	113,454
Stifel Financial Corp.	9,018	540,809
StoneX Group, Inc.(a)	1,631	159,952
Value Line, Inc.	72	3,298
Victory Capital Holdings, Inc., Class A	1,411	43,092
Virtu Financial, Inc., Class A	8,234	165,092
Virtus Investment Partners, Inc.	596	108,597
WisdomTree, Inc.	11,166	69,676

		13,666,668

Chemicals — 1.8%
AdvanSix, Inc.	2,242	84,479
Alto Ingredients, Inc.(a)(b)	7,528	9,862
American Vanguard Corp.	2,566	49,395
Amyris, Inc.(a)	17,937	14,665
Ashland, Inc.	4,426	449,726
Aspen Aerogels, Inc.(a)(b)	4,601	28,802
Avient Corp.	7,898	304,152
Axalta Coating Systems Ltd.(a)	19,558	617,446
Balchem Corp.	2,740	360,036
Cabot Corp.	4,952	355,356
Chase Corp.	662	72,376
Chemours Co.	12,997	377,823
Danimer Scientific, Inc.(a)	6,876	21,728
Diversey Holdings Ltd.(a)	6,649	54,056
Ecovyst, Inc.(a)	7,960	90,346

5

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Element Solutions, Inc.	20,124	$365,251
FutureFuel Corp.	3,064	22,980
Ginkgo Bioworks Holdings, Inc.(a)(b)	75,476	92,081
Hawkins, Inc.	1,729	69,748
HB Fuller Co.	4,815	318,609
Huntsman Corp.	15,939	427,006
Ingevity Corp.(a)	3,240	232,438
Innospec, Inc.	2,150	218,504
Intrepid Potash, Inc.(a)	1,016	26,192
Koppers Holdings, Inc.	1,889	61,978
Kronos Worldwide, Inc.	1,507	14,015
Livent Corp.(a)(b)	14,181	309,855
LSB Industries, Inc.(a)	6,395	57,107
Mativ Holdings, Inc.	5,324	103,126
Minerals Technologies, Inc.	2,831	167,765
NewMarket Corp.	517	206,593
Olin Corp.	10,757	595,938
Origin Materials, Inc.(a)(b)	9,174	36,237
Orion Engineered Carbons SA	5,146	124,585
Perimeter Solutions SA(a)	10,531	78,772
PureCycle Technologies, Inc.(a)(b)	8,812	57,895
Quaker Chemical Corp.	1,167	217,797
Rayonier Advanced Materials, Inc.(a)(b)	5,389	29,316
RPM International, Inc.	11,263	923,904
Scotts Miracle-Gro Co.	3,549	237,109
Sensient Technologies Corp.	3,682	274,162
Stepan Co.	1,971	181,726
Trinseo PLC	2,993	54,233
Tronox Holdings PLC, Class A	10,139	138,803
Valhi, Inc.	183	2,842

		8,536,815

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	5,945	253,138
ACCO Brands Corp.	7,945	36,388
ACV Auctions, Inc., Class A(a)(b)	10,082	131,368
Aris Water Solution, Inc., Class A	1,830	13,304
Brady Corp., Class A	4,019	205,090
BrightView Holdings, Inc.(a)	3,342	18,481
Brink’s Co.	3,873	243,418
Casella Waste Systems, Inc., Class A(a)	4,325	384,925
Cimpress PLC(a)	1,510	78,444
Clean Harbors, Inc.(a)	4,521	656,268
CompX International, Inc.	715	12,941
CoreCivic, Inc.(a)	10,544	92,682
Deluxe Corp.	4,027	61,009
Driven Brands Holdings, Inc.(a)(b)	5,261	161,513
Ennis, Inc.	2,575	50,032
GEO Group, Inc.(a)	10,282	77,423
Harsco Corp.(a)	6,957	47,795
Healthcare Services Group, Inc.	6,388	99,717
Heritage-Crystal Clean, Inc.(a)	1,231	43,036
HNI Corp.	3,651	94,853
Interface, Inc.	4,863	38,126
KAR Auction Services, Inc.(a)(b)	9,801	132,706
Kimball International, Inc., Class B	3,021	37,188
Li-Cycle Holdings Corp.(a)(b)	11,653	55,352
Liquidity Services, Inc.(a)	1,902	24,859
Matthews International Corp., Class A	2,571	97,364
MillerKnoll, Inc.	6,545	111,330
Montrose Environmental Group, Inc.(a)	2,323	70,759
MSA Safety, Inc.	3,209	416,368

Security	Shares	Value

Commercial Services & Supplies (continued)
NL Industries, Inc.	244	$1,569
Pitney Bowes, Inc.	8,032	28,192
Quad/Graphics, Inc.(a)	4,544	15,859
Ritchie Bros Auctioneers, Inc.	6,102	348,973
SP Plus Corp.(a)	1,641	56,073
Steelcase, Inc., Class A	8,759	70,072
Stericycle, Inc.(a)	8,000	365,200
Tetra Tech, Inc.	4,575	633,043
UniFirst Corp.	1,307	213,930
Viad Corp.(a)	1,714	32,617
VSE Corp.	1,171	49,522

		5,560,927

Communications Equipment — 0.9%
ADTRAN Holdings, Inc.	6,850	62,472
Aviat Networks, Inc.(a)	439	14,404
Calix, Inc.(a)	4,999	228,454
Cambium Networks Corp.(a)	986	14,928
Casa Systems, Inc.(a)	2,392	2,990
Ciena Corp.(a)(b)	13,083	602,341
Clearfield, Inc.(a)(b)	1,320	57,658
CommScope Holding Co., Inc.(a)	18,023	88,853
Comtech Telecommunications Corp.	2,159	22,346
Digi International, Inc.(a)	3,036	91,566
DZS, Inc.(a)(b)	3,069	20,869
Extreme Networks, Inc.(a)	11,081	197,020
F5, Inc.(a)	5,286	710,227
Harmonic, Inc.(a)	7,919	111,579
Infinera Corp.(a)(b)	16,583	104,970
Inseego Corp.(a)	7,546	4,543
Juniper Networks, Inc.	28,209	850,501
Lumentum Holdings, Inc.(a)	5,930	286,122
NETGEAR, Inc.(a)	2,697	38,109
NetScout Systems, Inc.(a)	6,049	164,593
Ondas Holdings, Inc.(a)(b)	3,241	3,241
Ribbon Communications, Inc.(a)	5,976	15,299
Viasat, Inc.(a)(b)	6,659	233,265
Viavi Solutions, Inc.(a)	19,908	178,376

		4,104,726

Construction & Engineering — 1.9%
AECOM	11,656	968,031
Ameresco, Inc., Class A(a)(b)	2,755	114,608
API Group Corp.(a)	17,671	402,192
Arcosa, Inc.	4,177	282,115
Argan, Inc.	1,277	51,374
Comfort Systems USA, Inc.	3,142	469,698
Concrete Pumping Holdings, Inc.(a)(b)	1,782	12,385
Construction Partners, Inc., Class A(a)(b)	3,499	90,764
Dycom Industries, Inc.(a)(b)	2,526	233,958
EMCOR Group, Inc.	4,072	696,312
Fluor Corp.(a)	12,318	357,961
Granite Construction, Inc.	3,830	146,038
Great Lakes Dredge & Dock Corp.(a)	4,995	28,621
IES Holdings, Inc.(a)	696	30,060
MasTec, Inc.(a)(b)	5,294	470,160
MDU Resources Group, Inc.	18,066	527,888
MYR Group, Inc.(a)	1,516	194,033
Northwest Pipe Co.(a)	1,028	28,311
Primoris Services Corp.	4,556	115,267
Quanta Services, Inc.	12,525	2,124,742
Sterling Infrastructure, Inc.(a)	2,447	90,343

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Tutor Perini Corp.(a)	3,489	$18,492
Valmont Industries, Inc.	1,872	543,928
WillScot Mobile Mini Holdings Corp.(a)	17,942	814,567

		8,811,848

Construction Materials — 0.2%
Eagle Materials, Inc.	3,147	466,417
Summit Materials, Inc., Class A(a)(b)	10,496	287,696
U.S. Lime & Minerals, Inc.	137	22,043

		776,156

Consumer Finance — 0.7%
Atlanticus Holdings Corp.(a)	357	10,410
Bread Financial Holdings, Inc.	3,807	105,073
Consumer Portfolio Services, Inc.(a)(b)	679	7,068
Credit Acceptance Corp.(a)(b)	585	286,358
Curo Group Holdings Corp.	1,527	2,443
Encore Capital Group, Inc.(a)(b)	2,138	109,851
Enova International, Inc.(a)	2,673	117,398
Ezcorp, Inc., Class A(a)	4,902	42,206
FirstCash Holdings, Inc.	3,400	350,302
Green Dot Corp., Class A(a)	3,218	55,317
LendingClub Corp.(a)	8,658	62,164
LendingTree, Inc.(a)	1,057	25,188
Moneylion, Inc.(b)	466	4,334
Navient Corp.	9,195	152,085
Nelnet, Inc., Class A	1,253	120,664
NerdWallet, Inc., Class A(a)(b)	2,259	30,655
OneMain Holdings, Inc.	10,329	396,324
Oportun Financial Corp.(a)	3,592	14,619
PRA Group, Inc.(a)	3,232	117,225
PROG Holdings, Inc.(a)	4,450	134,524
Regional Management Corp.	751	20,097
SLM Corp.	21,718	326,204
SoFi Technologies, Inc.(a)(b)	71,898	447,925
Upstart Holdings, Inc.(a)(b)	6,309	87,695
World Acceptance Corp.(a)	315	31,784

		3,057,913

Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc., Class A	20,529	429,056
Andersons, Inc.	2,748	122,835
BJ’s Wholesale Club Holdings, Inc.(a)	11,832	903,610
Casey’s General Stores, Inc.	3,285	751,674
Chefs’ Warehouse, Inc.(a)(b)	2,953	98,217
Fresh Market, Inc.(c)	290	—
Grocery Outlet Holding Corp.(a)(b)	7,787	231,897
HF Foods Group, Inc.(a)	2,066	8,099
Ingles Markets, Inc., Class A	1,261	116,062
Natural Grocers by Vitamin Cottage, Inc.	452	4,877
Performance Food Group Co.(a)	13,468	844,309
PriceSmart, Inc.	2,286	168,432
Rite Aid Corp.(a)(b)	5,838	12,260
SpartanNash Co.	3,030	74,296
Sprouts Farmers Market, Inc.(a)(b)	9,526	330,171
U.S. Foods Holding Corp.(a)	17,511	672,422
United Natural Foods, Inc.(a)	5,551	151,376
Village Super Market, Inc., Class A	548	11,996
Weis Markets, Inc.	1,489	122,828

		5,054,417

Containers & Packaging — 1.6%
AptarGroup, Inc.	5,781	685,106
Ardagh Group SA(a)	1,258	8,403

Security	Shares	Value

Containers & Packaging (continued)
Ardagh Metal Packaging SA	12,398	$50,584
Avery Dennison Corp.	7,184	1,253,464
Berry Global Group, Inc.	10,737	620,706
Crown Holdings, Inc.	10,197	874,699
Eightco Holdings, Inc.	33	63
Graphic Packaging Holding Co.	26,535	654,353
Greif, Inc., Class A	2,264	142,157
Greif, Inc., Class B	451	35,512
Myers Industries, Inc.	3,021	57,248
O-I Glass, Inc.(a)	13,455	302,334
Packaging Corp. of America	8,067	1,091,142
Pactiv Evergreen, Inc.	3,408	26,923
Ranpak Holdings Corp.(a)	3,933	16,047
Sealed Air Corp.	13,023	624,974
Silgan Holdings, Inc.	7,405	364,770
Sonoco Products Co.	8,482	514,179
TriMas Corp.	3,978	101,081

		7,423,745

Distributors — 0.3%
Funko, Inc., Class A(a)(b)	3,070	30,270
Pool Corp.	3,357	1,179,381
Weyco Group, Inc.	661	17,940

		1,227,591

Diversified Consumer Services — 0.9%
2U, Inc.(a)	6,437	35,661
ADT, Inc.	18,066	121,042
Adtalem Global Education, Inc.(a)	3,897	158,101
American Public Education, Inc.(a)	1,318	7,513
Beachbody Co., Inc.(a)	14,923	6,963
Bright Horizons Family Solutions, Inc.(a)	5,025	382,503
Carriage Services, Inc.	1,293	37,122
Chegg, Inc.(a)	10,781	193,842
Coursera, Inc.(a)	9,872	122,808
Duolingo, Inc.(a)(b)	2,125	289,340
European Wax Center, Inc., Class A(a)	2,117	39,884
Frontdoor, Inc.(a)	7,073	193,517
Graham Holdings Co., Class B	308	177,276
Grand Canyon Education, Inc.(a)	2,687	318,947
H&R Block, Inc.(b)	13,487	457,344
Laureate Education, Inc., Class A	11,541	142,993
Mister Car Wash, Inc.(a)(b)	6,992	61,669
Nerdy, Inc.(a)	6,580	26,123
OneSpaWorld Holdings Ltd.(a)(b)	5,435	65,220
Perdoceo Education Corp.(a)	5,709	74,103
Rover Group, Inc.(a)	7,950	36,013
Service Corp. International	13,176	924,823
Strategic Education, Inc.	1,944	171,072
Stride, Inc.(a)	3,911	168,017
Udemy, Inc.(a)	6,265	56,949
Universal Technical Institute, Inc.(a)	2,735	19,309
WW International, Inc.(a)	4,188	34,970

		4,323,124

Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	6,421	123,476
American Assets Trust, Inc.	4,268	77,678
Armada Hoffler Properties, Inc.	6,122	71,750
Broadstone Net Lease, Inc.	14,632	236,599
CTO Realty Growth, Inc.	2,063	34,741
Empire State Realty Trust, Inc., Class A	12,951	79,131
Essential Properties Realty Trust, Inc.	11,980	296,505
Gladstone Commercial Corp.	3,405	40,656

7

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified REITs (continued)
Global Net Lease, Inc.	9,163	$103,175
One Liberty Properties, Inc.	1,163	25,609
Star Holdings	966	15,591

		1,104,911

Diversified Telecommunication Services — 0.4%
Anterix, Inc.(a)	1,497	47,275
ATN International, Inc.	895	32,372
Bandwidth, Inc., Class A(a)	2,786	33,906
Charge Enterprises, Inc.(a)	8,933	9,469
Cogent Communications Holdings, Inc.	3,672	253,515
Consolidated Communications Holdings, Inc.(a)	6,031	23,340
EchoStar Corp., Class A(a)(b)	2,906	49,605
Frontier Communications Parent, Inc.(a)	21,983	495,497
Globalstar, Inc.(a)(b)	59,742	54,126
IDT Corp., Class B(a)	1,333	44,269
Iridium Communications, Inc.	11,009	698,741
Liberty Latin America Ltd., Class A(a)	2,323	20,605
Liberty Latin America Ltd., Class C(a)	13,103	116,355
Ooma, Inc.(a)(b)	1,841	22,644
Radius Global Infrastructure, Inc., Class A(a)	6,671	97,997

		1,999,716

Electric Utilities — 1.0%
ALLETE, Inc.	4,986	311,027
Hawaiian Electric Industries, Inc.	9,620	377,200
IDACORP, Inc.	4,486	498,484
MGE Energy, Inc.	3,173	243,083
NRG Energy, Inc.	18,745	640,517
OGE Energy Corp.	17,587	660,216
Otter Tail Corp.	3,585	257,941
Pinnacle West Capital Corp.	10,001	784,678
PNM Resources, Inc.	7,366	354,526
Portland General Electric Co.	8,068	408,402
Via Renewables, Inc.(b)	173	1,791

		4,537,865

Electrical Equipment — 1.7%
Acuity Brands, Inc.	2,866	451,051
Allied Motion Technologies, Inc.	1,123	38,654
Array Technologies, Inc.(a)(b)	13,091	267,711
Atkore, Inc.(a)(b)	3,494	441,397
Babcock & Wilcox Enterprises, Inc.(a)	4,750	29,545
Blink Charging Co.(a)(b)	4,428	31,572
Bloom Energy Corp., Class A(a)(b)	16,310	271,562
ChargePoint Holdings, Inc.(a)(b)	21,849	189,431
Encore Wire Corp.(b)	1,595	249,346
Energy Vault Holdings, Inc.(a)(b)	7,336	12,398
EnerSys	3,503	290,644
Enovix Corp.(a)(b)	10,222	110,602
ESS Tech, Inc.(a)	7,607	8,140
Fluence Energy, Inc.(a)(b)	3,174	57,322
FTC Solar, Inc.(a)(b)	3,585	9,787
FuelCell Energy, Inc.(a)(b)	35,341	66,441
GrafTech International Ltd.	16,687	78,596
Heliogen, Inc.(a)	5,950	1,670
Hubbell, Inc.	4,725	1,272,537
NEXTracker, Inc., Class A(a)(b)	2,716	85,527
NuScale Power Corp.(a)(b)	3,190	28,295
nVent Electric PLC.	14,386	603,205
Plug Power, Inc.(a)(b)	45,174	407,921
Powell Industries, Inc.	739	29,604
Preformed Line Products Co.	205	25,477

Security	Shares	Value

Electrical Equipment (continued)
Regal Rexnord Corp.	5,745	$747,769
Sensata Technologies Holding PLC	13,442	584,055
Shoals Technologies Group, Inc., Class A(a)	14,740	307,919
Stem, Inc.(a)(b)	12,417	52,524
SunPower Corp.(a)(b)	7,154	94,576
Sunrun, Inc.(a)(b)	18,155	381,981
Thermon Group Holdings, Inc.(a)	2,845	59,119
TPI Composites, Inc.(a)(b)	3,419	42,259
Vertiv Holdings Co.	26,332	392,873
Vicor Corp.(a)	1,869	80,311

		7,801,821

Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.(a)(b)	1,646	11,127
Advanced Energy Industries, Inc.	3,232	279,568
Aeva Technologies, Inc.(a)	8,010	7,945
Akoustis Technologies, Inc.(a)	4,427	12,617
Arlo Technologies, Inc.(a)	8,888	57,239
Arrow Electronics, Inc.(a)	5,128	586,797
Avnet, Inc.	7,957	328,306
Badger Meter, Inc.	2,530	334,795
Belden, Inc.(b)	3,656	288,422
Benchmark Electronics, Inc.	2,943	62,833
Cepton, Inc.(a)	3,271	1,220
Cognex Corp.	15,414	735,094
Coherent Corp.(a)(b)	10,700	365,298
CTS Corp.	2,846	111,592
ePlus, Inc.(a)	2,310	100,577
Evolv Technologies Holdings, Inc.(a)	7,399	26,636
Fabrinet(a)	3,194	303,270
FARO Technologies, Inc.(a)	1,527	35,656
Focus Universal, Inc.(a)(b)	2,265	4,824
Identiv, Inc.(a)	1,707	9,389
Insight Enterprises, Inc.(a)(b)	2,760	333,822
IPG Photonics Corp.(a)	2,933	337,236
Itron, Inc.(a)	3,996	213,386
Jabil, Inc.	11,408	891,535
Kimball Electronics, Inc.(a)	2,023	40,723
Knowles Corp.(a)	7,884	133,082
Lightwave Logic, Inc.(a)	9,450	42,525
Littelfuse, Inc.	2,151	521,058
Methode Electronics, Inc.	3,134	128,463
MicroVision, Inc.(a)(b)	15,033	30,066
Mirion Technologies, Inc.(a)(b)	11,702	94,786
Napco Security Technologies, Inc.(a)	2,900	89,900
National Instruments Corp.	11,632	677,331
nLight, Inc.(a)	3,492	30,625
Novanta, Inc.(a)	3,158	482,669
OSI Systems, Inc.(a)	1,393	157,353
Ouster, Inc.(b)	2,983	10,560
PAR Technology Corp.(a)(b)	2,396	73,294
PC Connection, Inc.	1,027	41,357
Plexus Corp.(a)	2,361	206,517
Rogers Corp.(a)	1,626	261,705
Sanmina Corp.(a)	4,949	258,635
ScanSource, Inc.(a)	2,054	56,177
SmartRent, Inc.(a)	10,416	26,873
TD SYNNEX Corp.	4,236	377,173
TTM Technologies, Inc.(a)	8,814	104,093
Vishay Intertechnology, Inc.	11,258	239,683

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vishay Precision Group, Inc.(a)	1,053	$39,530
Vontier Corp.	14,130	383,347

		9,946,709

Energy Equipment & Services — 1.0%
Archrock, Inc.	11,680	120,187
Borr Drilling Ltd.(a)	17,529	121,827
Bristow Group, Inc.(a)	2,083	46,597
Cactus, Inc., Class A	5,458	220,940
ChampionX Corp.	17,717	479,776
Diamond Offshore Drilling, Inc.(a)	8,757	100,618
DMC Global, Inc.(a)	1,549	29,338
Dril-Quip, Inc.(a)	2,900	79,112
Expro Group Holdings NV(a)	7,536	149,891
Helix Energy Solutions Group, Inc.(a)	12,441	90,197
Helmerich & Payne, Inc.	8,898	295,058
Liberty Energy, Inc., Class A	11,996	153,669
Nabors Industries Ltd.(a)	774	77,199
Newpark Resources, Inc.(a)	7,114	28,456
NexTier Oilfield Solutions, Inc.(a)	15,531	125,490
Noble Corp. PLC(a)	7,326	281,685
NOV, Inc.	34,927	585,027
Oceaneering International, Inc.(a)	8,602	152,513
Oil States International, Inc.(a)	5,105	35,939
Patterson-UTI Energy, Inc.	18,399	205,885
ProFrac Holding Corp., Class A(a)	2,052	22,982
ProPetro Holding Corp.(a)	8,069	55,999
RPC, Inc.	6,238	46,099
Select Energy Services, Inc., Class A	6,289	46,727
Solaris Oilfield Infrastructure, Inc., Class A	3,187	24,476
TETRA Technologies, Inc.(a)	10,502	29,931
Tidewater, Inc.(a)(b)	3,989	179,625
U.S. Silica Holdings, Inc.(a)	6,759	88,205
Valaris Ltd.(a)	5,487	329,220
Weatherford International PLC(a)	6,354	410,659

		4,613,327

Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	44,706	245,883
Cinemark Holdings, Inc.(a)	9,494	160,259
IMAX Corp.(a)	3,856	80,783
Liberty Media Corp.-Liberty Braves, Class A(a)	890	34,861
Liberty Media Corp.-Liberty Braves, Class C(a)	3,287	124,972
Liberty Media Corp.-Liberty Formula One, Class A(a)	2,222	143,941
Liberty Media Corp.-Liberty Formula One, Class C(a)	17,354	1,252,785
Lions Gate Entertainment Corp., Class A(a)	2,891	33,247
Lions Gate Entertainment Corp., Class B(a)(b)	12,858	137,195
Madison Square Garden Entertainment Corp.(a)(b)	4,588	138,580
Madison Square Garden Sports Corp.	1,658	332,429
Marcus Corp.	1,899	33,271
Playstudios, Inc.(a)(b)	6,414	28,093
Playtika Holding Corp.(a)	7,769	77,690
Reservoir Media, Inc.(a)(b)	1,932	12,829
Skillz, Inc.(a)	23,506	14,637
Vivid Seats, Inc., Class A(a)(b)	2,502	17,964
World Wrestling Entertainment, Inc., Class A	3,732	399,959

		3,269,378

Financial Services — 1.8%
Affirm Holdings, Inc.(a)(b)	19,320	190,495
Alerus Financial Corp.	1,396	20,088
A-Mark Precious Metals, Inc.	1,576	56,421

Security	Shares	Value

Financial Services (continued)
AvidXchange Holdings, Inc.(a)	12,706	$94,406
Banco Latinoamericano de Comercio Exterior SA, Class E	2,413	43,434
Cannae Holdings, Inc.(a)	6,186	112,833
Cantaloupe, Inc.(a)	4,940	27,219
Cass Information Systems, Inc.	1,394	50,993
Compass Diversified Holdings	5,535	105,497
Enact Holdings, Inc.	2,775	66,988
Essent Group Ltd.	9,369	397,901
Euronet Worldwide, Inc.(a)(b)	4,096	453,591
EVERTEC, Inc.	5,410	187,673
Federal Agricultural Mortgage Corp., Class C	749	99,834
Finance of America Cos., Inc., Class A(a)	9,206	15,006
Flywire Corp.(a)	4,795	139,870
Home Point Capital, Inc.	696	1,371
I3 Verticals, Inc., Class A(a)	1,955	45,454
International Money Express, Inc.(a)	2,814	72,545
Jack Henry & Associates, Inc.	6,433	1,050,766
Jackson Financial, Inc., Class A	6,482	233,417
Marqeta, Inc., Class A(a)(b)	38,007	153,928
Merchants Bancorp	1,499	34,777
MGIC Investment Corp.	25,574	380,285
MoneyGram International, Inc.(a)	8,023	81,514
Mr. Cooper Group, Inc.(a)(b)	6,324	292,801
NMI Holdings, Inc., Class A(a)	7,232	169,229
Payoneer Global, Inc.(a)	19,018	103,838
Paysafe Ltd.(a)	2,390	34,320
PennyMac Financial Services, Inc.	2,383	148,914
Priority Technology Holdings, Inc.(a)	789	2,533
Radian Group, Inc.	13,594	329,926
Remitly Global, Inc.(a)(b)	8,565	143,892
Repay Holdings Corp.(a)	8,203	51,433
Shift4 Payments, Inc., Class A(a)(b)	4,370	296,155
StoneCo Ltd., Class A(a)	24,158	297,627
TFS Financial Corp.	5,043	60,718
Toast, Inc., Class A(a)(b)	23,030	419,146
UWM Holdings Corp.	8,390	50,340
Velocity Financial, Inc.(a)	531	4,843
Voya Financial, Inc.	8,491	649,392
Walker & Dunlop, Inc.	2,741	184,497
Waterstone Financial, Inc.	2,085	28,877
Western Union Co.	25,339	276,955
WEX, Inc.(a)	3,768	668,255

		8,329,997

Food Products — 1.5%
Alico, Inc.	665	15,667
AppHarvest, Inc.(a)	5,368	2,491
B&G Foods, Inc.	6,401	102,672
Benson Hill, Inc.(a)(b)	15,385	16,308
Beyond Meat, Inc.(a)(b)	5,249	71,072
BRC, Inc.(a)	2,634	13,723
Calavo Growers, Inc.	1,546	49,410
Cal-Maine Foods, Inc.	3,538	168,055
Darling Ingredients, Inc.(a)(b)	14,146	842,677
Flowers Foods, Inc.	16,675	458,729
Fresh Del Monte Produce, Inc.	2,655	76,225
Freshpet, Inc.(a)(b)	3,987	274,983
Hain Celestial Group, Inc.(a)	7,856	140,858
Hostess Brands, Inc.(a)	11,938	307,523
Ingredion, Inc.	5,684	603,470

9

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
J & J Snack Foods Corp.	1,385	$212,182
John B Sanfilippo & Son, Inc.	770	80,042
Lamb Weston Holdings, Inc.	12,666	1,416,186
Lancaster Colony Corp.	1,691	353,622
Lifecore Biomedical, Inc.(a)	2,948	12,529
Local Bounti Corp.(a)(b)	5,193	2,778
Mission Produce, Inc.(a)	3,465	39,466
Pilgrim’s Pride Corp.(a)	4,121	94,000
Post Holdings, Inc.(a)(b)	4,762	430,913
Seaboard Corp.	22	86,704
Seneca Foods Corp., Class A(a)	468	22,277
Simply Good Foods Co.(a)	7,777	282,850
Sovos Brands, Inc.(a)(b)	3,563	61,105
SunOpta, Inc.(a)	8,079	68,672
Tattooed Chef, Inc.(a)(b)	3,676	5,661
Tootsie Roll Industries, Inc.	1,349	55,147
TreeHouse Foods, Inc.(a)	4,433	236,057
Utz Brands, Inc.	5,490	103,816
Vital Farms, Inc.(a)	2,735	35,227
Whole Earth Brands, Inc.(a)	3,360	8,064

		6,751,161

Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A	8,796	374,710
Chesapeake Utilities Corp.	1,336	164,996
National Fuel Gas Co.	7,628	426,405
New Jersey Resources Corp.	8,376	432,537
Northwest Natural Holding Co.	2,989	140,363
ONE Gas, Inc.	4,685	360,511
Southwest Gas Holdings, Inc.	6,060	339,360
Spire, Inc.	4,475	303,092
UGI Corp.	18,697	633,454

		3,175,428

Ground Transportation — 1.1%
ArcBest Corp.	2,106	198,806
Avis Budget Group, Inc.(a)	2,293	405,104
Bird Global, Inc., Class A(a)(b)	23,350	3,162
Covenant Logistics Group, Inc.	777	30,606
Daseke, Inc.(a)	3,022	24,720
Heartland Express, Inc.	3,946	57,138
Hertz Global Holdings, Inc.(a)(b)	16,411	273,736
Knight-Swift Transportation Holdings, Inc.	13,832	779,018
Landstar System, Inc.	3,134	551,678
Lyft, Inc., Class A(a)	29,136	298,644
Marten Transport Ltd.	5,059	102,141
PAM Transportation Services, Inc.(a)	732	16,433
RXO, Inc.(a)	10,347	187,177
Ryder System, Inc.	4,217	333,818
Saia, Inc.(a)(b)	2,349	699,462
Schneider National, Inc., Class B	4,689	122,711
TuSimple Holdings, Inc., Class A(a)	11,964	14,477
U-Haul Holding Co.(b)	7,140	386,274
U-Haul Holding Co.	915	55,870
Universal Logistics Holdings, Inc.	635	16,256
Werner Enterprises, Inc.	5,548	250,603
XPO, Inc.(a)(b)	8,953	395,544

		5,203,378

Health Care Equipment & Supplies — 3.0%
Alphatec Holdings, Inc.(a)	6,481	93,586
AngioDynamics, Inc.(a)	3,024	25,160
Artivion, Inc.(a)(b)	3,333	46,229

Security	Shares	Value

Health Care Equipment & Supplies (continued)
AtriCure, Inc.(a)	3,952	$173,848
Atrion Corp.	113	69,529
Avanos Medical, Inc.(a)	4,030	119,046
Axogen, Inc.(a)	3,861	34,826
Axonics, Inc.(a)	4,191	240,815
Bioventus, Inc., Class A(a)	2,120	2,141
Butterfly Network, Inc.(a)(b)	12,367	26,713
Cerus Corp.(a)	14,502	33,500
CONMED Corp.	2,504	314,427
Cue Health, Inc.(a)	8,872	6,981
Cutera, Inc.(a)	1,662	37,894
Dentsply Sirona, Inc.	18,956	794,825
Embecta Corp.	5,066	140,581
Enovis Corp.(a)(b)	4,526	263,639
Envista Holdings Corp.(a)	14,499	558,066
Figs, Inc., Class A(a)(b)	12,634	90,965
Glaukos Corp.(a)(b)	3,994	189,755
Globus Medical, Inc., Class A(a)(b)	6,899	401,108
Haemonetics Corp.(a)	4,391	367,571
Heska Corp.(a)	826	96,774
ICU Medical, Inc.(a)(b)	1,742	329,482
Inari Medical, Inc.(a)	4,165	276,639
Inogen, Inc.(a)	2,259	30,067
Inspire Medical Systems, Inc.(a)	2,487	665,596
Integer Holdings Corp.(a)	2,870	236,344
Integra LifeSciences Holdings Corp.(a)	6,505	359,857
iRadimed Corp.	566	23,562
iRhythm Technologies, Inc.(a)(b)	2,710	356,094
Lantheus Holdings, Inc.(a)(b)	6,093	520,647
LeMaitre Vascular, Inc.	1,643	88,722
LivaNova PLC(a)	4,670	223,693
Masimo Corp.(a)	4,191	792,686
Merit Medical Systems, Inc.(a)	4,808	390,842
Mesa Laboratories, Inc.	475	79,092
Nano-X Imaging Ltd.(a)(b)	3,726	22,766
Neogen Corp.(a)	18,705	322,100
Nevro Corp.(a)	3,029	88,659
Novocure Ltd.(a)(b)	9,199	606,214
NuVasive, Inc.(a)	4,571	196,736
Omnicell, Inc.(a)	3,814	231,777
OraSure Technologies, Inc.(a)	6,064	41,235
Orthofix Medical, Inc.(a)	2,865	53,948
OrthoPediatrics Corp.(a)	1,209	60,982
Outset Medical, Inc.(a)(b)	4,223	75,972
Paragon 28, Inc.(a)	4,655	85,745
Penumbra, Inc.(a)(b)	3,148	894,410
PROCEPT BioRobotics Corp.(a)(b)	2,228	67,709
Pulmonx Corp.(a)(b)	2,921	34,322
QuidelOrtho Corp.(a)	4,284	385,346
RxSight, Inc.(a)	1,967	35,209
Senseonics Holdings, Inc.(a)(b)	38,020	22,626
Shockwave Medical, Inc.(a)	3,123	906,170
SI-BONE, Inc.(a)	2,887	63,803
Sight Sciences, Inc.(a)	1,934	18,702
Silk Road Medical, Inc.(a)	3,232	142,273
STAAR Surgical Co.(a)	4,354	306,826
Surmodics, Inc.(a)	1,066	24,561
Tactile Systems Technology, Inc.(a)	1,696	30,918
Tandem Diabetes Care, Inc.(a)	5,544	219,431
TransMedics Group, Inc.(a)	2,625	207,637
Treace Medical Concepts, Inc.(a)	3,440	84,246
UFP Technologies, Inc.(a)	580	79,947

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Utah Medical Products, Inc.	250	$23,710
Varex Imaging Corp.(a)	3,308	58,684
Vicarious Surgical, Inc.(a)(b)	5,566	12,523
ViewRay, Inc.(a)(b)	13,478	15,904
Zimvie, Inc.(a)	1,890	15,555
Zynex, Inc.(a)	1,666	19,059

		13,957,007

Health Care Providers & Services — 2.5%
23andMe Holding Co., Class A(a)(b)	22,960	45,231
Acadia Healthcare Co., Inc.(a)	7,757	560,754
Accolade, Inc.(a)	5,919	80,084
AdaptHealth Corp.(a)(b)	6,288	74,702
Addus HomeCare Corp.(a)	1,283	104,872
Agiliti, Inc.(a)	2,280	38,122
Agilon Health, Inc.(a)(b)	16,949	411,352
AirSculpt Technologies, Inc.(b)	1,598	7,830
Alignment Healthcare, Inc.(a)	8,861	55,736
Amedisys, Inc.(a)	2,789	223,957
AMN Healthcare Services, Inc.(a)	3,744	323,294
Apollo Medical Holdings, Inc.(a)	3,346	118,750
ATI Physical Therapy, Inc.(a)	8,934	2,425
Aveanna Healthcare Holdings, Inc.(a)	2,434	2,994
Brookdale Senior Living, Inc.(a)(b)	16,156	69,309
Cano Health, Inc.(a)	13,820	16,031
CareMax, Inc.(a)	5,496	13,850
Castle Biosciences, Inc.(a)	2,129	48,179
Chemed Corp.	1,286	708,908
Clover Health Investments Corp.(a)(b)	32,497	24,002
Community Health Systems, Inc.(a)	10,344	65,581
CorVel Corp.(a)	765	154,553
Cross Country Healthcare, Inc.(a)	3,371	74,095
DaVita, Inc.(a)	4,838	437,162
DocGo, Inc.(a)(b)	6,893	58,591
Encompass Health Corp.	8,737	560,479
Enhabit, Inc.(a)	4,308	52,773
Ensign Group, Inc.	4,626	449,138
Fulgent Genetics, Inc.(a)	1,832	54,172
Guardant Health, Inc.(a)	8,501	191,783
HealthEquity, Inc.(a)	7,247	387,352
Henry Schein, Inc.(a)(b)	11,939	964,791
Hims & Hers Health, Inc.(a)	10,833	125,555
Innovage Holding Corp.(a)	2,928	17,890
Invitae Corp.(a)(b)	21,028	28,598
Joint Corp.(a)	1,125	17,764
LifeStance Health Group, Inc.(a)	6,195	50,489
ModivCare, Inc.(a)	1,111	70,660
National HealthCare Corp.	1,076	62,311
National Research Corp.	1,346	58,591
NeoGenomics, Inc.(a)	10,878	159,036
Nutex Health, Inc.(a)(b)	23,221	13,194
Oak Street Health, Inc.(a)(b)	10,395	405,093
Oncology Institute, Inc.(a)	3,818	1,947
OPKO Health, Inc.(a)(b)	34,156	50,209
Option Care Health, Inc.(a)	14,774	474,984
Owens & Minor, Inc.(a)	6,276	97,529
P3 Health Partners, Inc.(a)(b)	3,386	4,300
Patterson Cos., Inc.	7,522	203,921
Pediatrix Medical Group, Inc.(a)	6,992	100,195
Pennant Group, Inc.(a)	2,190	30,375
PetIQ, Inc.(a)	2,381	28,072

Security	Shares	Value

Health Care Providers & Services (continued)
Premier, Inc., Class A	10,331	$344,332
Privia Health Group, Inc.(a)	4,481	123,810
Progyny, Inc.(a)	6,535	217,223
R1 RCM, Inc.(a)(b)	13,684	213,334
RadNet, Inc.(a)	4,640	128,342
Select Medical Holdings Corp.	8,987	274,104
Sema4 Holdings Corp.(a)	16,646	4,554
Surgery Partners, Inc.(a)(b)	4,311	170,974
Tenet Healthcare Corp.(a)	9,244	677,770
U.S. Physical Therapy, Inc.	1,177	125,303
Universal Health Services, Inc., Class B	5,511	828,579

		11,489,890

Health Care REITs — 0.6%
CareTrust REIT, Inc.	9,042	176,229
Community Healthcare Trust, Inc.	2,048	73,298
Diversified Healthcare Trust	21,017	19,197
Global Medical REIT, Inc.	5,068	47,031
Healthcare Realty Trust, Inc.	33,675	666,091
LTC Properties, Inc.	3,428	114,667
Medical Properties Trust, Inc.	53,530	469,458
National Health Investors, Inc.	3,735	185,891
Omega Healthcare Investors, Inc.	20,887	558,936
Physicians Realty Trust	19,673	283,685
Sabra Health Care REIT, Inc.	20,401	232,571
Universal Health Realty Income Trust	1,190	51,765

		2,878,819

Health Care Technology — 0.5%
American Well Corp., Class A(a)	19,284	42,232
Babylon Holdings Ltd./Jersey, Class A(a)(b)	515	4,099
Certara, Inc.(a)	10,235	247,380
Computer Programs and Systems, Inc.(a)	1,293	33,463
Definitive Healthcare Corp.(a)(b)	3,012	32,228
Doximity, Inc., Class A(a)(b)	9,671	355,409
Evolent Health, Inc., Class A(a)(b)	7,119	259,203
Health Catalyst, Inc.(a)	4,693	59,132
HealthStream, Inc.	2,051	50,537
Multiplan Corp.(a)	30,982	30,310
NextGen Healthcare, Inc.(a)	5,101	85,391
OptimizeRx Corp.(a)	1,521	22,861
Phreesia, Inc.(a)	4,342	137,381
Schrodinger, Inc.(a)	5,050	149,076
Sharecare, Inc.(a)	27,303	42,046
Simulations Plus, Inc.	1,296	54,108
Teladoc Health, Inc.(a)(b)	14,070	373,277
Veradigm, Inc.(a)	9,480	118,405

		2,096,538

Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	18,558	276,329
Ashford Hospitality Trust, Inc.(a)(b)	3,237	11,006
Braemar Hotels & Resorts, Inc.	5,143	19,543
Chatham Lodging Trust	4,196	42,967
DiamondRock Hospitality Co.	18,011	146,069
Hersha Hospitality Trust, Class A	2,849	17,949
Host Hotels & Resorts, Inc.	62,490	1,010,463
Park Hotels & Resorts, Inc.	19,346	233,119
Pebblebrook Hotel Trust(b)	11,324	161,141
RLJ Lodging Trust	13,881	140,198
Ryman Hospitality Properties, Inc.	4,780	428,575
Service Properties Trust	15,358	134,690

11

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotel & Resort REITs (continued)
Summit Hotel Properties, Inc.	8,770	$56,479
Sunstone Hotel Investors, Inc.	18,529	176,581
Xenia Hotels & Resorts, Inc.	9,781	123,827

		2,978,936

Hotels, Restaurants & Leisure — 2.9%
Accel Entertainment, Inc.(a)	4,658	41,223
Aramark	20,565	713,605
Bally’s Corp.(a)	3,318	57,070
Biglari Holdings, Inc., Class B(a)	53	9,180
BJ’s Restaurants, Inc.(a)	1,894	61,631
Bloomin’ Brands, Inc.	7,457	184,710
Bluegreen Vacations Holding Corp.	1,141	32,849
Bowlero Corp.(a)(b)	2,427	35,507
Boyd Gaming Corp.	6,825	473,655
Brinker International, Inc.(a)	3,927	156,766
Century Casinos, Inc.(a)	1,954	13,756
Cheesecake Factory, Inc.	4,273	143,957
Choice Hotels International, Inc.	2,886	368,023
Churchill Downs, Inc.	3,132	916,204
Chuy’s Holdings, Inc.(a)	1,543	53,820
Cracker Barrel Old Country Store, Inc.	2,003	212,638
Dave & Buster’s Entertainment, Inc.(a)	3,730	132,266
Denny’s Corp.(a)	4,696	52,642
Dine Brands Global, Inc.	1,348	87,526
El Pollo Loco Holdings, Inc.	1,165	10,858
Everi Holdings, Inc.(a)	7,371	112,039
F45 Training Holdings, Inc.(a)	2,829	2,405
First Watch Restaurant Group, Inc.(a)	1,718	27,625
Full House Resorts, Inc.(a)	3,313	23,323
Golden Entertainment, Inc.(a)	1,736	73,190
Hilton Grand Vacations, Inc.(a)(b)	7,332	313,810
Hyatt Hotels Corp., Class A(a)	4,247	485,432
Inspired Entertainment, Inc.(a)	2,141	27,405
International Game Technology PLC	8,450	237,783
Jack in the Box, Inc.	1,881	174,350
Krispy Kreme, Inc.	6,487	99,770
Kura Sushi USA, Inc., Class A(a)	525	36,183
Life Time Group Holdings, Inc.(a)(b)	3,576	74,345
Light & Wonder, Inc., Class A(a)	8,147	491,183
Lindblad Expeditions Holdings, Inc.(a)(b)	2,950	33,364
Marriott Vacations Worldwide Corp.	3,353	451,180
Monarch Casino & Resort, Inc.	1,230	85,313
NEOGAMES SA(a)	937	12,603
Noodles & Co.(a)	3,368	16,638
Norwegian Cruise Line Holdings Ltd.(a)(b)	37,362	498,783
ONE Group Hospitality, Inc.(a)	2,056	16,098
Papa John’s International, Inc.	2,826	211,357
Penn Entertainment, Inc.(a)(b)	13,426	399,960
Planet Fitness, Inc., Class A(a)(b)	7,234	601,435
Portillo’s, Inc., Class A(a)	3,053	66,006
RCI Hospitality Holdings, Inc.	737	55,201
Red Rock Resorts, Inc., Class A	4,269	208,327
Rush Street Interactive, Inc.(a)	6,429	19,994
Ruth’s Hospitality Group, Inc.	3,031	48,981
Sabre Corp.(a)(b)	29,112	116,448
SeaWorld Entertainment, Inc.(a)	3,430	184,054
Shake Shack, Inc., Class A(a)	3,175	174,022
Six Flags Entertainment Corp.(a)	6,644	161,250
Sonder Holdings, Inc.(a)	19,659	8,062
Sweetgreen, Inc., Class A(a)(b)	7,581	60,193
Target Hospitality Corp.(a)	2,521	31,790

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	5,856	$647,791
Travel & Leisure Co.	7,266	278,070
Vacasa, Inc., Class A(a)(b)	10,256	8,170
Vail Resorts, Inc.	3,501	842,060
Wendy’s Co.	14,698	324,826
Wingstop, Inc.	2,579	516,084
Wyndham Hotels & Resorts, Inc.	7,552	515,197
Wynn Resorts Ltd.(a)	9,179	1,048,976
Xponential Fitness, Inc., Class A(a)(b)	1,777	58,783

		13,637,745

Household Durables — 1.8%
Aterian, Inc.(a)	7,175	5,677
Beazer Homes USA, Inc.(a)	2,424	51,655
Cavco Industries, Inc.(a)	765	229,668
Century Communities, Inc.	2,450	164,983
Dream Finders Homes, Inc., Class A(a)	2,017	30,759
Ethan Allen Interiors, Inc.	2,152	60,105
GoPro, Inc., Class A(a)	11,108	47,542
Green Brick Partners, Inc.(a)	2,304	85,870
Helen of Troy Ltd.(a)	2,051	205,797
Hovnanian Enterprises, Inc., Class A(a)	450	33,197
Installed Building Products, Inc.	2,062	256,245
iRobot Corp.(a)	2,309	90,813
KB Home	6,691	293,200
Landsea Homes Corp.(a)	1,637	10,804
La-Z-Boy, Inc.	3,713	106,674
Legacy Housing Corp.(a)	600	12,960
Leggett & Platt, Inc.	11,546	373,051
LGI Homes, Inc.(a)(b)	1,769	210,157
Lifetime Brands, Inc.	937	4,591
Lovesac Co.(a)	1,199	31,522
M/I Homes, Inc.(a)	2,312	156,384
MDC Holdings, Inc.	5,415	221,853
Meritage Homes Corp.	3,144	402,589
Mohawk Industries, Inc.(a)(b)	4,726	500,483
Newell Brands, Inc.	34,034	413,513
PulteGroup, Inc.	19,988	1,342,194
Purple Innovation, Inc.(b)	4,278	12,706
Skyline Champion Corp.(a)	4,832	358,389
Snap One Holdings Corp.(a)	2,718	26,528
Sonos, Inc.(a)	11,124	235,161
Taylor Morrison Home Corp.(a)(b)	9,295	400,522
Tempur Sealy International, Inc.	14,550	545,189
Toll Brothers, Inc.	9,687	619,096
TopBuild Corp.(a)	2,772	625,031
Traeger, Inc.(a)	3,244	9,862
Tri Pointe Homes, Inc.(a)	8,644	247,910
Tupperware Brands Corp.(a)	3,714	4,643
Universal Electronics, Inc.(a)	894	8,985
Vizio Holding Corp., Class A(a)(b)	5,660	48,506
Vuzix Corp.(a)(b)	4,194	16,860

		8,501,674

Household Products — 0.2%
Central Garden & Pet Co.(a)	915	33,709
Central Garden & Pet Co., Class A(a)	3,396	119,981
Energizer Holdings, Inc.	6,486	216,827
Reynolds Consumer Products, Inc.	4,936	138,356
Spectrum Brands Holdings, Inc.	3,497	232,550
WD-40 Co.	1,175	223,720

		965,143

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc.(a)	7,932	$36,011
Brookfield Renewable Corp., Class A	11,506	384,416
Clearway Energy, Inc., Class A	2,933	84,998
Clearway Energy, Inc., Class C	7,531	228,717
Montauk Renewables, Inc.(a)(b)	5,882	39,115
Ormat Technologies, Inc.(b)	4,588	393,696
Sunnova Energy International, Inc.(a)(b)	8,606	154,564
Vistra Corp.	34,690	827,703

		2,149,220

Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	2,209	40,778

Industrial REITs — 0.9%
Americold Realty Trust, Inc.	23,864	706,136
EastGroup Properties, Inc.	3,575	595,452
First Industrial Realty Trust, Inc.	11,715	614,686
Indus Realty Trust, Inc.	460	30,622
Industrial Logistics Properties Trust	5,163	10,636
Innovative Industrial Properties, Inc.	2,417	165,685
LXP Industrial Trust	24,482	230,131
Plymouth Industrial REIT, Inc.	3,367	68,148
Rexford Industrial Realty, Inc.	17,228	960,805
STAG Industrial, Inc.	15,718	532,369
Terreno Realty Corp.	7,022	432,485

		4,347,155

Insurance — 3.5%
Ambac Financial Group, Inc.(a)	3,758	59,940
American Equity Investment Life Holding Co.	6,267	241,530
American Financial Group, Inc.	6,062	743,989
AMERISAFE, Inc.	1,764	98,167
Argo Group International Holdings Ltd.	2,803	82,436
Assurant, Inc.	4,596	565,905
Assured Guaranty Ltd.	5,249	282,764
Axis Capital Holdings Ltd.	7,268	410,933
Bright Health Group, Inc.(a)	20,063	3,224
Brighthouse Financial, Inc.(a)	6,278	277,488
Brown & Brown, Inc.	21,004	1,352,447
BRP Group, Inc., Class A(a)	5,246	132,147
CNO Financial Group, Inc.	10,431	234,072
Crawford & Co., Class A	1,507	13,608
Donegal Group, Inc., Class A	2,178	30,666
eHealth, Inc.(a)	1,827	10,962
Employers Holdings, Inc.	1,304	51,625
Enstar Group Ltd.(a)	996	239,638
Erie Indemnity Co., Class A	2,214	481,169
Everest Re Group Ltd.	3,457	1,306,746
First American Financial Corp.	8,772	505,355
Genworth Financial, Inc., Class A(a)	33,748	196,076
Globe Life, Inc.	8,189	888,670
Goosehead Insurance, Inc., Class A(a)	1,670	96,025
Greenlight Capital Re Ltd., Class A(a)	2,446	23,922
Hanover Insurance Group, Inc.	3,199	382,472
HCI Group, Inc.	656	33,233
Hippo Holdings, Inc.(a)(b)	1,490	27,178
Horace Mann Educators Corp.	2,534	79,263
Investors Title Co.	146	21,722
James River Group Holdings Ltd.	2,003	38,998
Kemper Corp.	5,561	270,543
Kinsale Capital Group, Inc.	1,877	613,235
Lemonade, Inc.(a)(b)	4,016	43,533
Lincoln National Corp.	15,528	337,423

Security	Shares	Value

Insurance (continued)
MBIA, Inc.(a)(b)	4,394	$44,204
Mercury General Corp.	2,379	72,345
National Western Life Group, Inc., Class A(b)	203	51,761
NI Holdings, Inc.(a)	788	10,630
Old Republic International Corp.	25,371	641,125
Oscar Health, Inc., Class A(a)	10,292	69,265
Palomar Holdings, Inc.(a)	2,326	116,905
Primerica, Inc.	3,287	599,910
ProAssurance Corp.	2,856	51,294
Reinsurance Group of America, Inc.	6,017	856,339
RenaissanceRe Holdings Ltd.	3,831	825,236
RLI Corp.	3,420	475,551
Root, Inc., Class A(a)	886	3,801
Ryan Specialty Holdings, Inc.(a)	7,559	308,861
Safety Insurance Group, Inc.	854	62,419
Selective Insurance Group, Inc.	5,250	505,732
Selectquote, Inc.(a)	12,310	13,049
SiriusPoint Ltd.(a)	7,962	69,190
Skyward Specialty Insurance Group, Inc.(a)	1,132	24,202
Stewart Information Services Corp.	1,624	67,640
Tiptree, Inc.	2,041	28,105
Trupanion, Inc.(a)(b)	3,394	119,163
United Fire Group, Inc.	1,943	52,267
Universal Insurance Holdings, Inc.	1,866	28,774
Unum Group	17,808	751,498
White Mountains Insurance Group Ltd.(b)	217	310,774

		16,337,144

Interactive Media & Services — 0.4%
Arena Group Holdings, Inc.(a)	1,367	5,605
Bumble, Inc., Class A(a)	8,661	157,717
Cargurus, Inc.(a)	8,885	146,069
Cars.com, Inc.(a)	5,810	113,702
DHI Group, Inc.(a)	3,723	13,663
Eventbrite, Inc., Class A(a)	6,684	48,593
EverQuote, Inc., Class A(a)	1,762	12,281
fuboTV, Inc.(a)	18,041	20,567
IAC, Inc.(a)	6,673	345,461
MediaAlpha, Inc., Class A(a)	2,009	14,866
Outbrain, Inc.(a)	4,296	16,454
QuinStreet, Inc.(a)	4,519	50,206
Shutterstock, Inc.	2,060	138,020
TripAdvisor, Inc.(a)(b)	8,864	157,159
TrueCar, Inc.(a)	6,796	17,466
Vimeo, Inc.(a)	10,895	35,844
Vinco Ventures, Inc.(a)(b)	16,325	2,991
Yelp, Inc.(a)	6,008	179,759
Ziff Davis, Inc.(a)(b)	3,962	289,781
ZipRecruiter, Inc., Class A(a)(b)	6,947	117,682

		1,883,886

IT Services — 0.8%
Amdocs Ltd.	10,465	954,931
BigCommerce Holdings, Inc., Series-1(a)	5,459	40,342
Brightcove, Inc.(a)	2,788	11,542
Cerberus Cyber Sentinel Corp.(a)(b)	3,857	818
Cyxtera Technologies, Inc.(a)	3,272	1,064
DigitalOcean Holdings, Inc.(a)(b)	6,064	191,259
DXC Technology Co.(a)	20,474	488,305
Edgio, Inc.(a)	12,859	8,500
Fastly, Inc., Class A(a)	9,751	144,120
Globant SA(a)	3,618	567,556
Grid Dynamics Holdings, Inc.(a)	4,733	51,448

13

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

.Security	Shares	Value

IT Services (continued)
Hackett Group, Inc.	2,311	$42,892
Information Services Group, Inc.	3,455	17,586
Kyndryl Holdings, Inc.(a)	17,954	259,615
Perficient, Inc.(a)	2,979	193,397
PFSweb, Inc.	1,688	6,786
Rackspace Technology, Inc.(a)(b)	4,794	6,999
Squarespace, Inc., Class A(a)	2,599	80,829
Thoughtworks Holding, Inc.(a)	7,105	44,264
Tucows, Inc., Class A(a)(b)	714	15,986
Unisys Corp.(a)	6,488	20,826
Wix.com Ltd.(a)	4,930	430,044

		3,579,109

Leisure Products — 0.7%
Acushnet Holdings Corp.	2,906	145,678
AMMO, Inc.(a)(b)	6,541	12,886
Brunswick Corp.	6,259	530,701
Clarus Corp.	1,641	15,967
Johnson Outdoors, Inc., Class A	523	30,334
Latham Group, Inc.(a)	3,286	7,919
Malibu Boats, Inc., Class A(a)	1,737	98,575
Marine Products Corp.	440	6,059
MasterCraft Boat Holdings, Inc.(a)	1,528	44,724
Mattel, Inc.(a)	30,628	551,304
Peloton Interactive, Inc., Class A(a)(b)	28,042	249,013
Polaris, Inc.(b)	4,907	533,145
Smith & Wesson Brands, Inc.	3,961	47,611
Solo Brands, Inc., Class A(a)	1,709	13,655
Sturm Ruger & Co., Inc.	1,584	91,175
Topgolf Callaway Brands Corp.(a)	12,018	266,439
Vista Outdoor, Inc.(a)(b)	4,847	116,813
YETI Holdings, Inc.(a)(b)	7,508	296,190

		3,058,188

Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A(a)(b)	8,250	432,548
AbCellera Biologics, Inc.(a)	18,197	123,376
Adaptive Biotechnologies Corp.(a)	9,586	68,444
Akoya Biosciences, Inc.(a)	1,301	9,055
Alpha Teknova, Inc.(a)	583	1,102
Azenta, Inc.(a)	5,993	260,636
BioLife Solutions, Inc.(a)	2,972	52,188
Bionano Genomics, Inc.(a)(b)	27,759	19,095
Bio-Techne Corp.	13,763	1,099,388
Bruker Corp.	9,466	749,045
Charles River Laboratories International, Inc.(a)	4,386	833,866
Codexis, Inc.(a)	4,539	17,793
CryoPort, Inc.(a)(b)	3,836	80,709
Cytek Biosciences, Inc.(a)	9,840	112,963
Inotiv, Inc.(a)	1,508	8,354
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	9,647	133,032
MaxCyte, Inc.(a)	7,255	36,275
Medpace Holdings, Inc.(a)	2,265	453,317
NanoString Technologies, Inc.(a)	4,005	39,249
Nautilus Biotechnology, Inc.(a)(b)	6,865	17,712
OmniAb, Inc.(a)	6,394	22,251
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	494	—
OmniAb, Inc., 15.00 Earnout Shares(c)	494	—
Pacific Biosciences of California, Inc.(a)(b)	21,620	229,172
PhenomeX, Inc.(a)	3,806	4,453
QIAGEN NV(a)(b)	19,654	876,765
Quanterix Corp.(a)	2,920	36,909
Quantum-Si, Inc.(a)	8,727	12,829

Security	Shares	Value

Life Sciences Tools & Services (continued)
Repligen Corp.(a)	4,890	$741,471
Science 37 Holdings, Inc.(a)	6,337	1,799
Seer, Inc., Class A(a)	4,441	14,833
Singular Genomics Systems, Inc.(a)	3,745	3,708
SomaLogic, Inc.(a)	14,520	40,656
Sotera Health Co.(a)	8,559	143,534
Syneos Health, Inc.(a)	8,889	348,982

		7,025,509

Machinery — 4.1%
3D Systems Corp.(a)	10,669	97,728
AGCO Corp.	5,398	669,028
Alamo Group, Inc.	862	152,341
Albany International Corp., Class A	2,684	244,808
Allison Transmission Holdings, Inc.	7,955	388,124
Astec Industries, Inc.	1,953	80,620
Barnes Group, Inc.	4,454	187,202
Berkshire Grey, Inc.(a)	5,814	7,965
Blue Bird Corp.(a)	1,719	32,145
Chart Industries, Inc.(a)(b)	3,686	490,607
CIRCOR International, Inc.(a)	1,593	44,349
Columbus McKinnon Corp.	2,396	83,165
Crane Co.(a)	4,243	305,793
Crane NXT Co.	4,073	192,897
Desktop Metal, Inc., Class A(a)(b)	23,107	50,835
Donaldson Co., Inc.	10,813	687,166
Douglas Dynamics, Inc.	1,889	55,367
Energy Recovery, Inc.(a)	4,872	109,766
Enerpac Tool Group Corp.	4,943	117,446
EnPro Industries, Inc.	1,933	182,224
Esab Corp.	5,062	295,418
ESCO Technologies, Inc.	2,227	208,380
Evoqua Water Technologies Corp.(a)	10,150	501,918
Federal Signal Corp.	5,142	264,196
Flowserve Corp.	11,407	380,880
Franklin Electric Co., Inc.	3,957	354,033
Gates Industrial Corp. PLC(a)	9,498	127,938
Gorman-Rupp Co.	2,064	50,671
Graco, Inc.	14,870	1,179,042
Greenbrier Cos., Inc.	3,136	82,947
Helios Technologies, Inc.(b)	2,786	167,550
Hillenbrand, Inc.	5,977	272,671
Hillman Solutions Corp.(a)	11,407	95,819
Hydrofarm Holdings Group, Inc.(a)	3,695	5,801
Hyliion Holdings Corp.(a)(b)	11,844	16,226
Hyster-Yale Materials Handling, Inc.	957	50,396
Hyzon Motors, Inc.(a)(b)	7,851	6,529
ITT, Inc.	7,436	627,896
John Bean Technologies Corp.	2,757	299,713
Kadant, Inc.	1,071	199,024
Kennametal, Inc.	7,103	184,394
Lightning eMotors, Inc.(b)	227	1,012
Lincoln Electric Holdings, Inc.	4,945	829,771
Lindsay Corp.	942	113,737
Luxfer Holdings PLC	2,124	32,391
Manitowoc Co., Inc.(a)	2,941	44,968
Markforged Holding Corp.(a)	11,019	10,742
Microvast Holdings, Inc.(a)(b)	15,032	15,784
Middleby Corp.(a)	4,740	667,771
Miller Industries, Inc.	1,261	41,109
Mueller Industries, Inc.	4,873	350,125
Mueller Water Products, Inc., Class A	13,459	180,351
Nikola Corp.(a)(b)	28,054	24,842

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Nordson Corp.	4,995	$1,080,468
Omega Flex, Inc.	303	33,333
Oshkosh Corp.	5,939	454,452
Pentair PLC	14,606	848,316
Proterra, Inc.(a)(b)	18,350	21,470
Proto Labs, Inc.(a)	2,487	71,551
RBC Bearings, Inc.(a)	2,450	556,174
REV Group, Inc.	2,927	31,407
Sarcos Technology & Robotics Corp.(a)(b)	10,147	4,060
Shyft Group, Inc.	3,287	82,438
Snap-on, Inc.	4,661	1,209,110
SPX Technologies, Inc.(a)	3,789	241,284
Standex International Corp.	1,019	125,143
Tennant Co.	1,621	123,877
Terex Corp.	5,736	255,768
Timken Co.	5,468	420,216
Titan International, Inc.(a)	4,554	44,447
Toro Co.	9,069	945,534
Trinity Industries, Inc.	7,200	172,440
Velo3D, Inc.(a)(b)	3,925	9,185
Wabash National Corp.	4,105	105,375
Watts Water Technologies, Inc., Class A	2,440	394,621
Xos, Inc.(a)(b)	6,846	3,474

		19,097,764

Marine Transportation — 0.2%
Costamare, Inc.	4,332	39,118
Eagle Bulk Shipping, Inc.	1,171	52,367
Eneti, Inc.	2,040	17,483
Genco Shipping & Trading Ltd.	3,242	49,959
Golden Ocean Group Ltd.	11,014	100,778
Kirby Corp.(a)	5,196	373,281
Matson, Inc.	3,471	236,132
Safe Bulkers, Inc.	6,947	25,426

		894,544

Media — 1.1%
AdTheorent Holding Co., Inc.(a)(b)	5,827	8,741
Advantage Solutions, Inc.(a)	7,451	9,537
Altice USA, Inc., Class A(a)	17,628	61,698
AMC Networks, Inc., Class A(a)	2,693	47,639
Audacy, Inc.(a)(b)	7,924	933
Boston Omaha Corp., Class A(a)	1,772	36,255
Cable One, Inc.	502	380,722
Cardlytics, Inc.(a)(b)	2,516	16,329
Clear Channel Outdoor Holdings, Inc.(a)	32,054	40,709
Cumulus Media, Inc., Class A(a)	1,760	6,186
Daily Journal Corp.(a)	101	27,588
Entravision Communications Corp., Class A	4,697	29,356
EW Scripps Co., Class A(a)	5,145	43,372
Gambling.com Group Ltd.(a)	698	6,854
Gannett Co., Inc.(a)	11,852	22,519
Gray Television, Inc.	6,876	53,014
iHeartMedia, Inc., Class A(a)	10,087	35,002
Innovid Corp.(a)	8,977	8,429
Integral Ad Science Holding Corp.(a)	3,147	49,502
Interpublic Group of Cos., Inc.	34,271	1,224,503
John Wiley & Sons, Inc., Class A	3,687	142,208
Magnite, Inc.(a)	12,609	118,525
New York Times Co., Class A	14,427	573,473
News Corp., Class A	33,816	595,500
News Corp., Class B	10,360	183,890
Nexstar Media Group, Inc., Class A	3,165	548,969
PubMatic, Inc., Class A(a)(b)	3,747	51,184

Security	Shares	Value

Media (continued)
Quotient Technology, Inc.(a)	7,726	$21,787
Scholastic Corp.	2,611	100,445
Sinclair Broadcast Group, Inc., Class A(b)	3,646	72,519
Stagwell, Inc.(a)	7,556	46,998
TechTarget, Inc.(a)	2,353	80,214
TEGNA, Inc.	19,988	341,795
Thryv Holdings, Inc.(a)(b)	2,534	56,914
Urban One, Inc.(a)	2,943	17,099
WideOpenWest, Inc.(a)	5,083	58,099

		5,118,507

Metals & Mining — 2.0%
5E Advanced Materials, Inc.(a)(b)	2,976	12,559
Alcoa Corp.	15,778	585,995
Alpha Metallurgical Resources, Inc.	1,310	191,994
Arconic Corp.(a)	8,885	219,904
ATI, Inc.(a)(b)	10,774	416,092
Carpenter Technology Corp.	4,118	217,183
Century Aluminum Co.(a)	4,172	35,837
Cleveland-Cliffs, Inc.(a)(b)	45,182	694,899
Coeur Mining, Inc.(a)	24,137	82,066
Commercial Metals Co.	10,100	471,569
Compass Minerals International, Inc.	2,977	97,437
Constellium SE(a)(b)	11,715	173,968
Dakota Gold Corp.(a)	5,742	18,891
Haynes International, Inc.	1,262	59,327
Hecla Mining Co.	47,553	287,696
Hycroft Mining Holding Corp.(a)(b)	11,349	4,289
Ivanhoe Electric, Inc.(a)	3,984	47,449
Kaiser Aluminum Corp.	1,403	92,205
Materion Corp.	1,762	190,842
MP Materials Corp.(a)(b)	7,872	170,586
Novagold Resources, Inc.(a)	20,882	113,598
Olympic Steel, Inc.	817	38,048
Piedmont Lithium, Inc.(a)	1,516	87,170
PolyMet Mining Corp.(a)(b)	3,101	5,644
Ramaco Resources, Inc.	1,835	14,919
Reliance Steel & Aluminum Co.	5,136	1,272,701
Royal Gold, Inc.	5,739	760,073
Ryerson Holding Corp.	1,712	64,662
Schnitzer Steel Industries, Inc., Class A	2,242	64,771
SSR Mining, Inc.	18,090	259,049
Steel Dynamics, Inc.	14,657	1,523,595
SunCoke Energy, Inc.	7,151	55,635
TimkenSteel Corp.(a)	3,741	62,624
Tredegar Corp.	2,462	23,094
U.S. Steel Corp.	19,855	454,282
Warrior Met Coal, Inc.	4,463	154,286
Worthington Industries, Inc.	2,775	164,807

		9,189,746

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AFC Gamma, Inc.	1,189	14,411
AGNC Investment Corp.	50,844	503,864
Angel Oak Mortgage REIT, Inc.	836	6,462
Annaly Capital Management, Inc.	41,374	826,652
Apollo Commercial Real Estate Finance, Inc.	12,477	126,267
Arbor Realty Trust, Inc.	15,209	174,447
Ares Commercial Real Estate Corp.	4,447	38,289
ARMOUR Residential REIT, Inc.	15,018	76,592
Blackstone Mortgage Trust, Inc., Class A	14,670	267,581
BrightSpire Capital, Inc.	7,972	45,440
Broadmark Realty Capital, Inc.	10,781	52,935
Chicago Atlantic Real Estate Finance, Inc.	924	13,084

15

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Chimera Investment Corp.	19,897	$113,015
Claros Mortgage Trust, Inc.	8,019	95,907
Dynex Capital, Inc.	5,088	60,344
Ellington Financial, Inc.	5,619	71,755
Franklin BSP Realty Trust, Inc.	7,126	90,001
Granite Point Mortgage Trust, Inc.	3,724	16,646
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,427	210,778
Invesco Mortgage Capital, Inc.	3,464	36,753
KKR Real Estate Finance Trust, Inc.	4,907	52,701
Ladder Capital Corp.	10,059	94,052
MFA Financial, Inc.	8,798	94,051
New York Mortgage Trust, Inc.	7,849	80,688
Nexpoint Real Estate Finance, Inc.	971	13,516
Orchid Island Capital, Inc.	3,741	40,029
PennyMac Mortgage Investment Trust	7,548	93,822
Ready Capital Corp.	5,888	63,178
Redwood Trust, Inc.	10,354	65,023
Rithm Capital Corp.	37,586	306,702
Starwood Property Trust, Inc.	25,018	447,572
TPG RE Finance Trust, Inc.	6,458	46,045
Two Harbors Investment Corp.	8,368	116,566

		4,355,168

Multi-Utilities — 0.4%
Avista Corp.	5,357	236,083
Black Hills Corp.	5,750	375,418
NiSource, Inc.	36,114	1,027,804
NorthWestern Corp.	5,266	308,693
Unitil Corp.	1,373	76,325

		2,024,323

Office REITs — 0.5%
Brandywine Realty Trust	13,623	53,538
City Office REIT, Inc.	3,573	20,795
Corporate Office Properties Trust	9,798	224,276
Cousins Properties, Inc.	13,176	287,368
Douglas Emmett, Inc.	14,995	193,136
Easterly Government Properties, Inc.	7,881	110,886
Equity Commonwealth	9,280	192,282
Franklin Street Properties Corp.	8,203	9,515
Highwoods Properties, Inc.	9,206	211,001
Hudson Pacific Properties, Inc.	12,119	67,382
JBG SMITH Properties	9,721	138,719
Kilroy Realty Corp.	10,580	309,359
Office Properties Income Trust	5,013	32,685
Orion Office REIT, Inc.	4,549	27,931
Paramount Group, Inc.	16,731	72,445
Piedmont Office Realty Trust, Inc., Class A	11,137	72,502
Postal Realty Trust, Inc., Class A	1,528	23,485
SL Green Realty Corp.	5,710	135,156
Vornado Realty Trust	15,522	232,985

		2,415,446

Oil, Gas & Consumable Fuels — 3.6%
Aemetis, Inc.(a)(b)	3,346	7,428
Amplify Energy Corp.(a)(b)	3,118	21,545
Antero Midstream Corp.	29,119	313,320
Antero Resources Corp.(a)(b)	25,282	581,233
APA Corp.	28,282	1,042,192
Arch Resources, Inc.	1,377	168,338
Ardmore Shipping Corp.	3,942	57,908
Berry Corp.	6,916	52,838

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
California Resources Corp.	6,764	$273,942
Callon Petroleum Co.(a)(b)	4,283	141,939
Centrus Energy Corp., Class A(a)	592	17,346
Chesapeake Energy Corp.	10,725	886,743
Chord Energy Corp.	3,682	524,059
Civitas Resources, Inc.	6,581	454,418
Clean Energy Fuels Corp.(a)(b)	14,369	61,356
CNX Resources Corp.(a)(b)	14,549	225,946
Comstock Resources, Inc.	7,996	91,954
CONSOL Energy, Inc.	2,964	175,884
Crescent Energy Co., Class A	3,108	36,115
CVR Energy, Inc.	2,706	71,276
Delek U.S. Holdings, Inc.	6,322	137,503
Denbury, Inc.(a)	4,362	407,324
DHT Holdings, Inc.	11,752	111,526
Dorian LPG Ltd.	2,674	59,416
DT Midstream, Inc.(a)	8,639	425,644
Earthstone Energy, Inc., Class A(a)(b)	3,830	51,935
Empire Petroleum Corp.(a)	1,078	11,696
Energy Fuels, Inc.(a)(b)	14,345	81,910
Enviva, Inc.	2,638	56,717
EQT Corp.	32,460	1,130,906
Equitrans Midstream Corp.	36,156	186,203
Excelerate Energy, Inc., Class A	1,901	40,871
FLEX LNG Ltd.(a)(b)	2,440	83,960
Frontline PLC	10,765	166,535
Gevo, Inc.(a)(b)	19,154	22,219
Golar LNG Ltd.(a)(b)	8,719	197,921
Green Plains, Inc.(a)	2,103	71,860
Gulfport Energy Corp.(a)(b)	941	85,123
HF Sinclair Corp.	12,336	544,141
HighPeak Energy, Inc.(b)	723	14,286
International Seaways, Inc.	4,217	167,921
Kinetik Holdings, Inc., Class A	1,497	46,108
Kosmos Energy Ltd.(a)	38,560	246,784
Magnolia Oil & Gas Corp., Class A	15,021	317,244
Matador Resources Co.	9,745	477,797
Murphy Oil Corp.	12,816	470,475
NACCO Industries, Inc., Class A	484	17,482
New Fortress Energy, Inc.	4,719	142,939
NextDecade Corp.(a)	3,649	22,733
Nordic American Tankers Ltd.	17,834	62,954
Northern Oil and Gas, Inc.	5,738	190,329
Ovintiv, Inc.	21,689	782,539
Par Pacific Holdings, Inc.(a)	4,494	105,294
PBF Energy, Inc., Class A	10,535	367,250
PDC Energy, Inc.	7,595	494,055
Peabody Energy Corp.(a)	10,250	246,205
Permian Resources Corp.	20,133	210,390
Range Resources Corp.	20,957	554,313
Ranger Oil Corp., Class A	1,691	69,669
REX American Resources Corp.(a)	1,945	55,024
Riley Exploration Permian, Inc.	901	37,851
Ring Energy, Inc.(a)	7,446	13,477
SandRidge Energy, Inc.(a)	1,535	21,751
Scorpio Tankers, Inc.	4,256	222,376
SFL Corp. Ltd.	9,365	85,128
SilverBow Resources, Inc.(a)(b)	980	23,373
Sitio Royalties Corp., Class A	6,268	159,145
SM Energy Co.	10,453	293,520
Southwestern Energy Co.(a)	98,077	509,020
Talos Energy, Inc.(a)	6,754	92,057

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Teekay Corp.(a)	5,790	$32,714
Teekay Tankers Ltd., Class A(a)	1,957	79,239
Tellurian, Inc.(a)(b)	45,722	64,925
Texas Pacific Land Corp.	506	747,691
Uranium Energy Corp.(a)	32,042	83,630
Ur-Energy, Inc.(a)(b)	22,769	21,246
VAALCO Energy, Inc.	8,995	38,499
Vertex Energy, Inc.(a)(b)	4,468	35,297
Vital Energy, Inc.(a)	1,439	66,957
Vitesse Energy, Inc.	2,003	36,855
W&T Offshore, Inc.(a)	9,251	40,427
World Fuel Services Corp.	5,396	127,561

		16,973,720

Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	1,527	55,125
Glatfelter Corp.	3,535	15,978
Louisiana-Pacific Corp.	6,183	369,373
Sylvamo Corp.	2,870	131,503

		571,979

Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	11,183	486,013
Allegiant Travel Co.(a)(b)	1,352	140,486
American Airlines Group, Inc.(a)(b)	57,270	781,163
Blade Air Mobility, Inc.(a)	4,942	12,948
Copa Holdings SA, Class A(b)	2,493	225,168
Frontier Group Holdings, Inc.(a)	3,328	31,583
Hawaiian Holdings, Inc.(a)	4,347	36,211
JetBlue Airways Corp.(a)	27,238	194,479
Joby Aviation, Inc.(a)(b)	21,755	94,199
SkyWest, Inc.(a)	4,455	126,077
Spirit Airlines, Inc.	9,455	161,680
Sun Country Airlines Holdings, Inc.(a)	2,821	55,658
Wheels Up Experience, Inc.(a)	13,605	6,292

		2,351,957

Personal Care Products — 0.5%
Beauty Health Co.(a)	7,546	86,477
BellRing Brands, Inc.(a)	11,450	412,086
Coty, Inc., Class A(a)	31,425	373,015
Edgewell Personal Care Co.	4,469	195,161
elf Beauty, Inc.(a)(b)	4,280	397,013
Herbalife Nutrition Ltd.(a)(b)	8,526	126,696
Honest Co., Inc.(a)	6,519	10,822
Inter Parfums, Inc.	1,517	230,265
Medifast, Inc.	951	87,159
Nature’s Sunshine Products, Inc.(a)	728	7,979
Nu Skin Enterprises, Inc., Class A	4,277	168,770
Olaplex Holdings, Inc.(a)	11,336	41,943
Thorne HealthTech, Inc.(a)	3,015	13,296
USANA Health Sciences, Inc.(a)	1,062	70,485
Veru, Inc.(a)(b)	6,237	7,921

		2,229,088

Pharmaceuticals — 1.1%
Aclaris Therapeutics, Inc.(a)	5,770	51,295
Amneal Pharmaceuticals, Inc.(a)	8,870	17,119
Amphastar Pharmaceuticals, Inc.(a)	3,338	119,400
Amylyx Pharmaceuticals, Inc.(a)	4,442	126,153
AN2 Therapeutics, Inc.(a)	721	5,660
ANI Pharmaceuticals, Inc.(a)	1,069	40,323
Arvinas, Inc.(a)	4,095	107,330
Atea Pharmaceuticals, Inc.(a)(b)	6,727	21,997

Security	Shares	Value

Pharmaceuticals (continued)
Athira Pharma, Inc.(a)	2,109	$5,884
Axsome Therapeutics, Inc.(a)(b)	2,804	200,570
Cara Therapeutics, Inc.(a)	4,328	18,178
Cassava Sciences, Inc.(a)(b)	3,362	78,066
Collegium Pharmaceutical, Inc.(a)	2,815	65,505
Corcept Therapeutics, Inc.(a)	7,483	168,592
DICE Therapeutics, Inc.(a)	3,189	103,642
Edgewise Therapeutics, Inc.(a)(b)	2,935	25,740
Esperion Therapeutics, Inc.(a)(b)	6,530	8,620
Evolus, Inc.(a)(b)	3,407	29,777
EyePoint Pharmaceuticals, Inc.(a)	2,424	15,223
Fulcrum Therapeutics, Inc.(a)	3,817	9,542
Harmony Biosciences Holdings, Inc.(a)(b)	2,253	72,637
Innoviva, Inc.(a)	5,483	64,315
Intra-Cellular Therapies, Inc.(a)	7,893	490,550
Jazz Pharmaceuticals PLC(a)	5,430	762,752
Ligand Pharmaceuticals, Inc.(a)	1,305	99,637
Liquidia Corp.(a)	4,969	33,342
Nektar Therapeutics(a)	14,173	10,662
NGM Biopharmaceuticals, Inc.(a)	3,413	15,393
Nuvation Bio, Inc.(a)	11,978	19,284
Ocular Therapeutix, Inc.(a)	8,299	51,454
Organon & Co.	22,635	557,500
Pacira BioSciences, Inc.(a)	3,865	175,123
Perrigo Co. PLC	12,002	446,354
Phathom Pharmaceuticals, Inc.(a)	2,441	26,119
Phibro Animal Health Corp., Class A	1,994	31,027
Prestige Consumer Healthcare, Inc.(a)	4,223	259,841
Reata Pharmaceuticals, Inc., Class A(a)(b)	2,524	249,523
Relmada Therapeutics, Inc.(a)	2,305	5,809
Revance Therapeutics, Inc.(a)	6,920	220,263
Scilex Holding Lock Up, (Acquired 01/06/23, Cost: $50,126)(d)	4,783	33,417
SIGA Technologies, Inc.	4,478	26,107
Supernus Pharmaceuticals, Inc.(a)	4,300	158,498
Tarsus Pharmaceuticals, Inc.(a)	2,120	31,630
Theravance Biopharma, Inc.(a)(b)	5,461	59,143
Theseus Pharmaceuticals, Inc.(a)(b)	2,332	23,880
Third Harmonic Bio, Inc.(a)	1,194	5,409
Ventyx Biosciences, Inc.(a)	2,187	82,231
Xeris Biopharma Holdings, Inc.(a)(b)	13,971	31,574

		5,262,090

Professional Services — 2.7%
Alight, Inc., Class A(a)(b)	33,025	305,481
ASGN, Inc.(a)	4,275	306,047
Barrett Business Services, Inc.	555	46,404
Booz Allen Hamilton Holding Corp., Class A	11,576	1,108,055
CACI International, Inc., Class A(a)	2,051	642,619
CBIZ, Inc.(a)(b)	4,205	221,561
Ceridian HCM Holding, Inc.(a)	12,109	768,679
Clarivate PLC(a)	42,409	375,744
Concentrix Corp.	3,823	368,958
Conduent, Inc.(a)	14,456	50,741
CRA International, Inc.	643	67,605
CSG Systems International, Inc.	2,737	144,185
Dun & Bradstreet Holdings, Inc.	21,919	244,835
ExlService Holdings, Inc.(a)	2,794	498,394
Exponent, Inc.	4,496	413,857
First Advantage Corp.(a)(b)	5,203	66,911
Forrester Research, Inc.(a)	968	29,950
Franklin Covey Co.(a)	1,083	39,768
FTI Consulting, Inc.(a)	2,992	540,056

17

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Genpact Ltd.	15,640	$696,762
Heidrick & Struggles International, Inc.	1,687	42,361
HireRight Holdings Corp.(a)(b)	2,371	25,133
Huron Consulting Group, Inc.(a)	1,818	154,148
IBEX Holdings Ltd.(a)	872	17,850
ICF International, Inc.	1,582	180,348
Insperity, Inc.	3,099	379,503
KBR, Inc.	12,061	684,220
Kelly Services, Inc., Class A	2,917	47,868
Kforce, Inc.	1,763	104,264
Korn Ferry	4,503	216,234
Legalzoom.com, Inc.(a)(b)	8,221	77,113
ManpowerGroup, Inc.	4,567	345,768
Maximus, Inc.	5,377	449,786
NV5 Global, Inc.(a)	1,171	110,929
Paycor HCM, Inc.(a)(b)	5,473	128,615
Paylocity Holding Corp.(a)	3,541	684,440
Planet Labs PBC(a)(b)	17,056	69,588
Red Violet, Inc.(a)	922	15,766
Resources Connection, Inc.	2,762	40,298
Robert Half International, Inc.	9,374	684,302
Science Applications International Corp.	4,872	497,090
Skillsoft Corp.(a)	6,984	8,590
Spire Global, Inc.(a)	14,503	10,152
Sterling Check Corp.(a)	1,746	19,625
TriNet Group, Inc.(a)	3,243	300,886
TrueBlue, Inc.(a)	2,952	44,723
TTEC Holdings, Inc.	1,703	58,021
Upwork, Inc.(a)(b)	10,595	101,394
Verra Mobility Corp.(a)(b)	12,404	210,248
Willdan Group, Inc.(a)	1,011	14,811

		12,660,686

Real Estate Management & Development — 0.6%
American Realty Investors, Inc.(a)	667	12,426
Anywhere Real Estate, Inc.(a)(b)	9,661	61,541
Compass, Inc., Class A(a)	23,531	55,063
Cushman & Wakefield PLC(a)(b)	13,512	133,093
DigitalBridge Group, Inc.(b)	13,744	170,838
Doma Holdings, Inc.(a)	15,484	6,658
Douglas Elliman, Inc.	7,945	25,345
eXp World Holdings, Inc.	5,829	68,141
Forestar Group, Inc.(a)	1,439	27,830
FRP Holdings, Inc.(a)	664	38,512
Howard Hughes Corp.(a)(b)	3,177	245,804
Jones Lang LaSalle, Inc.(a)	4,271	593,840
Kennedy-Wilson Holdings, Inc.	10,231	171,676
Marcus & Millichap, Inc.	2,265	71,280
Newmark Group, Inc., Class A	12,314	78,071
Offerpad Solutions, Inc.(a)(b)	5,731	2,678
Opendoor Technologies, Inc.(a)(b)	41,712	57,563
RE/MAX Holdings, Inc., Class A	1,639	31,649
Redfin Corp.(a)	9,045	67,385
RMR Group, Inc., Class A	1,255	29,806
St. Joe Co.	2,958	121,574
Stratus Properties, Inc.	583	12,476
Tejon Ranch Co.(a)	2,103	36,340
WeWork, Inc., Class A(a)(b)	21,084	8,887
Zillow Group, Inc., Class A(a)	5,248	224,509
Zillow Group, Inc., Class C(a)(b)	13,712	597,020

		2,950,005

Residential REITs — 0.9%
American Homes 4 Rent, Class A	26,838	892,632

Security	Shares	Value

Residential REITs (continued)
Apartment Income REIT Corp.	12,931	$478,188
Apartment Investment and Management Co., Class A	13,716	107,396
Bluerock Homes Trust, Inc.(a)	288	5,691
BRT Apartments Corp.	862	14,938
Camden Property Trust	9,280	1,021,264
Centerspace	1,383	77,974
Clipper Realty, Inc.	722	3,791
Elme Communities	7,345	126,554
Equity LifeStyle Properties, Inc.	15,672	1,079,801
Independence Realty Trust, Inc.	19,337	321,961
NexPoint Residential Trust, Inc.	1,966	84,400
UMH Properties, Inc.	4,823	73,310
Veris Residential, Inc.(a)	7,459	121,955

		4,409,855

Retail REITs — 1.6%
Acadia Realty Trust	7,051	95,259
Agree Realty Corp.	7,762	527,738
Alexander’s, Inc.	191	35,539
Brixmor Property Group, Inc.	25,917	552,810
CBL & Associates Properties, Inc.	2,282	52,783
Federal Realty Investment Trust	7,129	704,987
Getty Realty Corp.	2,920	97,324
InvenTrust Properties Corp.	6,004	135,390
Kimco Realty Corp.	53,371	1,024,189
Kite Realty Group Trust	18,774	388,997
Macerich Co.	18,623	186,044
National Retail Properties, Inc.	15,832	688,692
Necessity Retail REIT, Inc.	12,262	67,564
NETSTREIT Corp.	4,488	81,771
Phillips Edison & Co., Inc.	10,067	317,513
Regency Centers Corp.	15,165	931,586
Retail Opportunity Investments Corp.	10,724	139,734
RPT Realty	7,049	65,556
Saul Centers, Inc.	1,202	43,308
SITE Centers Corp.	16,719	206,312
Spirit Realty Capital, Inc.	12,051	463,481
Tanger Factory Outlet Centers, Inc.	8,629	169,215
Urban Edge Properties	10,244	150,279
Urstadt Biddle Properties, Inc., Class A	2,994	51,557
Whitestone REIT	3,929	35,165

		7,212,793

Semiconductors & Semiconductor Equipment — 2.3%
ACM Research, Inc., Class A(a)	4,029	37,671
Allegro MicroSystems, Inc.(a)	5,702	203,961
Alpha & Omega Semiconductor Ltd.(a)	1,877	44,823
Ambarella, Inc.(a)	3,312	205,278
Amkor Technology, Inc.	8,773	196,252
Atomera, Inc.(a)(b)	1,787	14,117
Axcelis Technologies, Inc.(a)	2,830	334,789
AXT, Inc.(a)	2,786	7,439
CEVA, Inc.(a)	1,900	47,747
Cirrus Logic, Inc.(a)(b)	4,774	409,561
Cohu, Inc.(a)	4,250	143,820
Credo Technology Group Holding Ltd.(a)	8,490	68,854
Diodes, Inc.(a)	3,986	317,684
Entegris, Inc.	13,102	981,602
First Solar, Inc.(a)	9,350	1,707,123
FormFactor, Inc.(a)	6,706	183,141
Ichor Holdings Ltd.(a)(b)	2,461	68,539
Impinj, Inc.(a)	1,858	164,266
indie Semiconductor, Inc., Class A(a)	8,943	67,698
Kulicke & Soffa Industries, Inc.	5,006	238,586

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.(a)	11,911	$949,307
MACOM Technology Solutions Holdings, Inc., Class H(a)(b)	4,826	281,549
MaxLinear, Inc.(a)	6,365	153,587
MKS Instruments, Inc.(b)	5,123	429,666
Onto Innovation, Inc.(a)(b)	4,256	344,651
PDF Solutions, Inc.(a)	2,572	92,721
Photronics, Inc.(a)	5,162	74,642
Power Integrations, Inc.	4,909	357,277
Rambus, Inc.(a)(b)	9,534	422,738
Rigetti Computing, Inc.(a)(b)	4,363	2,051
Semtech Corp.(a)	5,538	107,936
Silicon Laboratories, Inc.(a)(b)	2,817	392,408
SiTime Corp.(a)	1,428	154,895
SkyWater Technology, Inc.(a)	887	8,018
SMART Global Holdings, Inc.(a)	4,451	68,634
Synaptics, Inc.(a)	3,429	303,672
Transphorm, Inc.(a)	1,700	5,219
Ultra Clean Holdings, Inc.(a)(b)	4,297	122,636
Universal Display Corp.	3,777	504,078
Veeco Instruments, Inc.(a)(b)	4,998	92,063
Wolfspeed, Inc.(a)(b)	10,947	509,583

		10,820,282

Software — 5.3%
8x8, Inc.(a)(b)	10,183	29,225
A10 Networks, Inc.	5,658	80,004
ACI Worldwide, Inc.(a)	9,680	245,194
Adeia, Inc.	10,459	79,907
Agilysys, Inc.(a)	1,702	132,824
Alarm.com Holdings, Inc.(a)	4,194	200,012
Alkami Technology, Inc.(a)	3,086	37,001
Altair Engineering, Inc., Class A(a)(b)	4,434	306,168
Alteryx, Inc., Class A(a)	5,195	213,670
American Software, Inc., Class A	2,858	34,124
Amplitude, Inc., Class A(a)	4,637	52,630
Appfolio, Inc., Class A(a)	1,758	245,452
Appian Corp., Class A(a)	3,484	130,824
Applied Digital Corp.(a)	7,878	25,210
AppLovin Corp., Class A(a)(b)	19,828	337,076
Arteris, Inc.(a)	2,238	8,325
Asana, Inc., Class A(a)	6,400	103,552
Aspen Technology, Inc.(a)	2,344	414,888
AvePoint, Inc.(a)	11,158	48,426
Bentley Systems, Inc., Class B(b)	14,878	633,208
Bills Holdings, Inc.(a)(b)	8,788	675,006
Black Knight, Inc.(a)	13,664	746,601
Blackbaud, Inc.(a)	4,036	279,917
Blackline, Inc.(a)	4,795	267,129
Blend Labs, Inc., Class A(a)	15,665	9,275
Box, Inc., Class A(a)	12,121	320,722
C3.ai, Inc., Class A(a)(b)	5,594	99,685
CCC Intelligent Solutions Holdings, Inc.(a)(b)	15,063	130,747
Cerence, Inc.(a)	3,834	97,959
Cipher Mining, Inc.(a)(b)	6,457	14,916
Cleanspark, Inc.(a)	9,266	36,230
Clear Secure, Inc., Class A	5,962	144,221
CommVault Systems, Inc.(a)	3,865	225,214
Confluent, Inc., Class A(a)(b)	10,781	237,182
Consensus Cloud Solutions, Inc.(a)	1,609	60,064
Couchbase, Inc.(a)	2,254	34,621
CS Disco, Inc.(a)	1,938	11,395

Security	Shares	Value

Software (continued)
Cvent Holding Corp.(a)	3,662	$30,797
Digimarc Corp.(a)	1,146	19,528
Digital Turbine, Inc.(a)	8,227	96,503
Dolby Laboratories, Inc., Class A	5,247	439,121
Domo, Inc., Class B(a)	2,863	45,464
DoubleVerify Holdings, Inc.(a)	7,436	218,767
Dropbox, Inc., Class A(a)	23,474	477,461
Dynatrace, Inc.(a)(b)	18,967	801,925
E2open Parent Holdings, Inc.(a)	17,189	108,119
Ebix, Inc.	2,170	35,284
eGain Corp.(a)	1,349	9,902
Elastic NV(a)	6,964	398,689
Enfusion, Inc., Class A(a)	2,593	21,729
EngageSmart, Inc.(a)(b)	2,975	51,081
Envestnet, Inc.(a)(b)	3,481	220,626
Everbridge, Inc.(a)	3,458	90,876
EverCommerce, Inc.(a)(b)	2,329	28,111
Fair Isaac Corp.(a)	2,138	1,556,357
Five9, Inc.(a)	6,111	396,237
ForgeRock, Inc., Class A(a)	4,193	83,986
Gen Digital, Inc.	48,555	857,967
Greenidge Generation Holdings, Inc.(a)	740	363
Guidewire Software, Inc.(a)	7,303	556,416
Informatica, Inc., Class A(a)	3,104	47,988
Instructure Holdings, Inc.(a)(b)	1,483	39,344
Intapp, Inc.(a)	1,383	55,763
InterDigital, Inc.	2,578	174,634
IronNet, Inc.(a)	7,921	2,199
Jamf Holding Corp.(a)(b)	5,921	112,025
Latch, Inc.(a)	13,137	10,376
LivePerson, Inc.(a)	5,836	27,021
LiveRamp Holdings, Inc.(a)	5,773	139,072
LiveVox Holdings, Inc.(a)	4,247	12,146
Manhattan Associates, Inc.(a)	5,473	906,767
Marathon Digital Holdings, Inc.(a)(b)	10,727	108,021
Matterport, Inc.(a)	18,429	42,940
MeridianLink, Inc.(a)(b)	1,817	27,146
MicroStrategy, Inc., Class A(a)(b)	877	287,989
Mitek Systems, Inc.(a)	3,619	32,643
Model N, Inc.(a)	3,216	99,053
Momentive Global, Inc.(a)(b)	12,422	116,643
N-able, Inc.(a)	6,692	85,323
nCino, Inc.(a)(b)	6,080	150,358
NCR Corp.(a)(b)	11,161	248,779
New Relic, Inc.(a)	4,627	330,692
NextNav, Inc.(a)(b)	7,268	15,699
Nutanix, Inc., Class A(a)	20,512	491,878
Olo, Inc., Class A(a)(b)	7,636	52,307
ON24, Inc.(a)	3,909	34,008
OneSpan, Inc.(a)	3,402	50,145
PagerDuty, Inc.(a)	7,430	223,346
Pegasystems, Inc.	3,571	162,909
Porch Group, Inc.(a)(b)	6,376	5,803
PowerSchool Holdings, Inc., Class A(a)	3,922	81,891
Procore Technologies, Inc.(a)(b)	6,189	330,554
Progress Software Corp.	3,674	201,629
PROS Holdings, Inc.(a)	3,695	104,827
PTC, Inc.(a)	9,390	1,181,168
Q2 Holdings, Inc.(a)	5,310	130,732
Qualys, Inc.(a)(b)	3,438	388,288
Rapid7, Inc.(a)	5,144	250,050
Rimini Street, Inc.(a)	5,015	18,756

19

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
RingCentral, Inc., Class A(a)	7,588	$209,125
Riot Blockchain, Inc.(a)(b)	13,802	165,072
Sapiens International Corp. NV	2,809	56,545
SecureWorks Corp., Class A(a)(b)	715	6,485
SentinelOne, Inc., Class A(a)	16,580	266,441
ShotSpotter, Inc.(a)	960	28,560
Smartsheet, Inc., Class A(a)(b)	11,280	461,014
SolarWinds Corp.(a)	4,532	39,066
Sprout Social, Inc., Class A(a)	4,059	199,946
SPS Commerce, Inc.(a)	3,147	463,553
Sumo Logic, Inc.(a)	10,017	120,204
Telos Corp.(a)	5,532	9,404
Tenable Holdings, Inc.(a)	9,947	367,939
Teradata Corp.(a)	8,966	347,074
Terawulf, Inc.(a)(b)	13,649	24,295
UiPath, Inc., Class A(a)	33,601	473,102
Upland Software, Inc.(a)	2,117	7,769
Varonis Systems, Inc.(a)	9,477	219,487
Verint Systems, Inc.(a)	5,602	204,417
Veritone, Inc.(a)	4,732	22,524
Viant Technology, Inc., Class A(a)	704	3,112
Weave Communications, Inc.(a)	2,174	9,631
WM Technology, Inc.(a)	6,309	4,573
Workiva, Inc.(a)	4,139	386,665
Xperi, Inc.(a)	3,506	33,272
Yext, Inc.(a)	9,760	85,693
Zeta Global Holdings Corp., Class A(a)(b)	9,503	92,274
Zuora, Inc., Class A(a)	11,771	91,696

		24,473,763

Specialized REITs — 1.5%
CubeSmart	19,693	895,835
EPR Properties	6,493	272,446
Farmland Partners, Inc.	4,302	44,913
Four Corners Property Trust, Inc.	7,181	183,187
Gaming and Leisure Properties, Inc.	21,486	1,117,272
Gladstone Land Corp.	3,048	49,103
Iron Mountain, Inc.	25,421	1,404,256
Lamar Advertising Co., Class A	7,655	808,981
Life Storage, Inc.	7,406	995,218
National Storage Affiliates Trust	7,631	294,175
Outfront Media, Inc.	12,166	202,686
PotlatchDeltic Corp.	6,849	316,629
Rayonier, Inc.	13,059	409,530
Safehold, Inc.(b)	3,799	105,308
Uniti Group, Inc.	20,962	71,690

		7,171,229

Specialty Retail — 2.6%
1-800-Flowers.com, Inc., Class A(a)	2,137	19,682
Aaron’s Co., Inc.	2,311	30,852
Abercrombie & Fitch Co., Class A(a)	4,344	102,258
Academy Sports & Outdoors, Inc.	6,707	426,029
American Eagle Outfitters, Inc.	13,379	179,145
America’s Car-Mart, Inc.(a)	542	43,571
Arko Corp.	8,041	67,223
Asbury Automotive Group, Inc.(a)	1,923	372,024
AutoNation, Inc.(a)	2,923	384,959
BARK, Inc.(a)(b)	11,542	12,696
Big 5 Sporting Goods Corp.(b)	1,833	14,444
Boot Barn Holdings, Inc.(a)(b)	2,578	186,828
Buckle, Inc.	2,622	87,916
Build-A-Bear Workshop, Inc.	1,166	27,051

Security	Shares	Value

Specialty Retail (continued)
Caleres, Inc.	3,064	$69,859
Camping World Holdings, Inc., Class A	3,186	71,335
CarParts.com, Inc.(a)	4,235	20,074
Carvana Co.(a)(b)	8,859	61,481
Cato Corp., Class A	1,422	11,731
Chico’s FAS, Inc.(a)	10,071	50,758
Children’s Place, Inc.(a)(b)	1,106	32,782
Citi Trends, Inc.(a)	733	12,652
Conn’s, Inc.(a)	1,303	6,228
Container Store Group, Inc.(a)	2,232	6,897
Designer Brands, Inc., Class A	4,442	36,380
Destination XL Group, Inc.(a)	5,308	23,302
Dick’s Sporting Goods, Inc.	4,610	668,496
Duluth Holdings, Inc., Class B(a)	688	4,307
EVgo, Inc.(a)(b)	5,827	34,904
Express, Inc.(a)(b)	8,993	7,262
Five Below, Inc.(a)(b)	4,800	947,328
Floor & Decor Holdings, Inc., Class A(a)(b)	9,137	907,670
Foot Locker, Inc.	7,304	306,695
Franchise Group, Inc.	2,248	65,754
GameStop Corp., Class A(a)(b)	23,973	462,439
Gap, Inc.	17,257	165,667
Genesco, Inc.(a)	1,083	37,537
Group 1 Automotive, Inc.	1,201	269,600
GrowGeneration Corp.(a)	4,901	16,761
Guess?, Inc.	3,028	57,078
Haverty Furniture Cos., Inc.	1,178	35,505
Hibbett, Inc.	1,169	63,512
JOANN, Inc.(b)	747	1,292
Lands’ End, Inc.(a)(b)	1,371	9,830
Leslie’s, Inc.(a)(b)	15,149	164,367
Lithia Motors, Inc.	2,356	520,417
LL Flooring Holdings, Inc.(a)	2,032	6,685
Lulu’s Fashion Lounge Holdings, Inc.(a)(b)	2,224	5,004
MarineMax, Inc.(a)(b)	1,817	52,911
Monro, Inc.	2,771	135,446
Murphy USA, Inc.	1,758	483,854
National Vision Holdings, Inc.(a)(b)	6,827	143,640
ODP Corp.(a)	3,483	150,500
OneWater Marine, Inc., Class A(a)	945	24,948
Overstock.com, Inc.(a)(b)	3,709	75,515
Penske Automotive Group, Inc.(b)	2,234	309,588
Petco Health & Wellness Co., Inc.(a)(b)	7,307	72,778
PetMed Express, Inc.	1,754	26,959
RealReal, Inc.(a)(b)	5,872	6,577
Rent the Runway, Inc., Class A(a)	4,623	12,066
Revolve Group, Inc.(a)(b)	3,606	74,464
RH(a)(b)	1,579	402,850
RumbleON, Inc., Class B(a)	1,229	8,357
Sally Beauty Holdings, Inc.(a)	9,344	132,965
Shoe Carnival, Inc.	1,497	34,805
Signet Jewelers Ltd	3,968	291,965
Sleep Number Corp.(a)	1,883	42,462
Sonic Automotive, Inc., Class A	1,540	68,561
Sportsman’s Warehouse Holdings, Inc.(a)	3,501	21,776
Stitch Fix, Inc., Class A(a)(b)	7,148	24,375
ThredUp, Inc., Class A(a)	5,918	15,623
Tile Shop Holdings, Inc.(a)	4,103	19,243
Tilly’s, Inc., Class A(a)	1,735	13,030
Torrid Holdings, Inc.(a)(b)	1,152	3,940
TravelCenters of America, Inc.(a)	1,175	101,203
Upbound Group, Inc., Class A	4,562	121,623

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Urban Outfitters, Inc.(a)	5,526	$149,534
Valvoline, Inc.	15,039	519,597
Victoria’s Secret & Co.(a)(b)	7,414	229,908
Warby Parker, Inc., Class A(a)	7,027	73,994
Wayfair, Inc., Class A(a)	6,878	239,561
Williams-Sonoma, Inc.(b)	5,879	711,594
Winmark Corp.	259	86,485
Zumiez, Inc.(a)	1,465	25,616

		12,024,580

Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.(a)	3,013	88,914
Corsair Gaming, Inc.(a)(b)	3,296	57,416
Diebold Nixdorf, Inc.(a)(b)	5,472	4,415
Eastman Kodak Co.(a)	5,301	17,440
IonQ, Inc.(a)(b)	10,128	55,805
Pure Storage, Inc., Class A(a)	25,169	574,608
Super Micro Computer, Inc.(a)(b)	4,134	435,848
Turtle Beach Corp.(a)(b)	1,439	15,642
Xerox Holdings Corp.	10,125	158,659

		1,408,747

Textiles, Apparel & Luxury Goods — 1.4%
Allbirds, Inc., Class A(a)	7,995	9,994
Capri Holdings Ltd.(a)	10,944	454,176
Carter’s, Inc.	3,266	227,869
Columbia Sportswear Co.	3,150	263,151
Crocs, Inc.(a)	5,353	662,005
Deckers Outdoor Corp.(a)	2,319	1,111,589
Ermenegildo Zegna NV(b)	4,962	64,159
Fossil Group, Inc.(a)	3,602	12,103
G-III Apparel Group Ltd.(a)(b)	3,721	58,420
Hanesbrands, Inc.	30,546	160,061
Kontoor Brands, Inc.	4,793	216,500
Movado Group, Inc.	1,443	36,970
Oxford Industries, Inc.	1,292	133,321
PLBY Group, Inc.(a)(b)	2,295	3,833
PVH Corp.	5,614	481,737
Ralph Lauren Corp.	3,522	404,290
Rocky Brands, Inc.	446	13,032
Skechers USA, Inc., Class A(a)	11,619	618,015
Steven Madden Ltd.	6,592	230,984
Superior Group of Cos., Inc.	682	5,320
Tapestry, Inc.	20,793	848,562
Under Armour, Inc., Class A(a)	16,859	149,539
Under Armour, Inc., Class C(a)	16,742	134,606
Unifi, Inc.(a)(b)	1,316	11,554
Wolverine World Wide, Inc.	6,804	113,899

		6,425,689

Tobacco — 0.1%
22nd Century Group, Inc.(a)(b)	11,373	8,079
Turning Point Brands, Inc.	1,175	27,953
Universal Corp.	2,187	120,045
Vector Group Ltd.	12,720	162,053

		318,130

Trading Companies & Distributors — 1.5%
Air Lease Corp.	8,979	361,135
Alta Equipment Group, Inc.	1,616	22,850
Applied Industrial Technologies, Inc.	3,311	449,170
Beacon Roofing Supply, Inc.(a)	4,656	280,198

Security	Shares	Value

Trading Companies & Distributors (continued)
BlueLinx Holdings, Inc.(a)	776	$54,367
Boise Cascade Co.	3,449	235,601
Core & Main, Inc., Class A(a)(b)	6,214	161,937
Custom Truck One Source, Inc.(a)	5,253	32,989
Distribution Solutions Group, Inc.(a)	509	23,760
DXP Enterprises, Inc.(a)	1,267	31,928
GATX Corp.	3,067	349,362
Global Industrial Co.	1,047	27,903
GMS, Inc.(a)	3,639	211,280
H&E Equipment Services, Inc.	2,689	98,148
Herc Holdings, Inc.	2,170	217,043
Hudson Technologies, Inc.(a)	3,794	29,328
Karat Packaging, Inc.	226	3,065
McGrath RentCorp	2,093	186,026
MRC Global, Inc.(a)	7,335	71,443
MSC Industrial Direct Co., Inc., Class A	4,041	366,640
NOW, Inc.(a)	9,346	99,722
Rush Enterprises, Inc., Class A	3,841	203,995
Rush Enterprises, Inc., Class B	502	29,407
SiteOne Landscape Supply, Inc.(a)(b)	3,967	586,085
Textainer Group Holdings Ltd.	3,729	130,888
Titan Machinery, Inc.(a)	1,776	55,678
Transcat, Inc.(a)	593	45,240
Triton International Ltd.	5,030	415,830
Univar Solutions, Inc.(a)	13,967	495,828
Veritiv Corp.	1,140	130,952
Watsco, Inc.	2,867	993,071
WESCO International, Inc.	3,859	555,696
Xometry, Inc., Class A(a)(b)	3,013	41,851

		6,998,416

Water Utilities — 0.4%
American States Water Co.	3,219	285,686
Artesian Resources Corp., Class A	747	40,921
California Water Service Group	4,669	261,837
Essential Utilities, Inc.	20,532	876,716
Global Water Resources, Inc.	1,533	16,817
Middlesex Water Co.	1,224	89,328
Pure Cycle Corp.(a)	1,157	11,420
SJW Group	2,337	177,425
York Water Co.	1,248	52,466

		1,812,616

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	4,230	56,724
KORE Group Holdings, Inc.(a)	4,103	5,006
Shenandoah Telecommunications Co.	4,339	90,294
Telephone and Data Systems, Inc.	8,841	88,410
U.S. Cellular Corp.(a)	1,290	27,400

		267,834

Total Common Stocks — 98.6% (Cost: $419,894,276)		459,909,962

21

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds(e) — 1.1%
iShares Russell 2000 ETF(b)	16,580	$2,904,816
iShares Russell Mid-Cap ETF	28,897	2,008,919

		4,913,735

Total Investment Companies — 1.1% (Cost: $4,827,709)		4,913,735

Rights

Biotechnology(c) — 0.0%
Aduro Biotech, Inc.	658	1,671
Gtx, Inc.(b)	23	23

		1,694

Total Rights — 0.0% (Cost: $47)		1,694

Total Long-Term Investments — 99.7% (Cost: $424,722,032)		464,825,391

Short-Term Securities

Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	57,410,679	57,427,902
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	2,125,989	2,125,989

Total Short-Term Securities — 12.8% (Cost: $59,550,064)		59,553,891

Total Investments — 112.5% (Cost: $484,272,096)		524,379,282

Liabilities in Excess of Other Assets — (12.5)%		(58,058,476)

Net Assets — 100.0%		$466,320,806

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $33,417, representing less than 0.05% of its net assets as of period end, and an original cost of $50,126.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$54,333,029	$3,073,151	(a)	$—	$15,410	$6,312	$57,427,902	57,410,679	$477,402	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,668,772	457,217	(a)	—	—	—	2,125,989	2,125,989	53,123		—
iShares Russell 2000 ETF	4,705,593	31,339,905		(32,660,787)	(221,587)	(258,308)	2,904,816	16,580	36,212		—
iShares Russell Mid-Cap ETF	2,872,901	19,923,182		(20,622,700)	(8,868)	(155,596)	2,008,919	28,897	25,769		—

					$(215,045)	$(407,592)	$64,467,626		$592,506		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	8	06/16/23	$710	$3,756
S&P Mid 400 E-Mini Index	2	06/16/23	500	10,178

				$13,934

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$9,386,017	$—	$—	$9,386,017
Air Freight & Logistics	1,076,655	—	—	1,076,655
Automobile Components	5,172,847	—	—	5,172,847
Automobiles	1,128,491	—	—	1,128,491
Banks	25,694,222	—	—	25,694,222
Beverages	1,514,081	—	—	1,514,081
Biotechnology	20,133,735	—	—	20,133,735
Broadline Retail	1,285,174	—	—	1,285,174
Building Products	10,875,421	—	—	10,875,421
Capital Markets	13,666,668	—	—	13,666,668
Chemicals	8,536,815	—	—	8,536,815
Commercial Services & Supplies	5,560,927	—	—	5,560,927
Communications Equipment	4,104,726	—	—	4,104,726
Construction & Engineering	8,811,848	—	—	8,811,848
Construction Materials	776,156	—	—	776,156
Consumer Finance	3,057,913	—	—	3,057,913
Consumer Staples Distribution & Retail	5,054,417	—	—	5,054,417
Containers & Packaging	7,415,342	8,403	—	7,423,745
Distributors	1,227,591	—	—	1,227,591
Diversified Consumer Services	4,323,124	—	—	4,323,124
Diversified REITs	1,104,911	—	—	1,104,911

23

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Telecommunication Services	$1,999,716	$—	$—	$1,999,716
Electric Utilities	4,537,865	—	—	4,537,865
Electrical Equipment	7,801,821	—	—	7,801,821
Electronic Equipment, Instruments & Components	9,946,709	—	—	9,946,709
Energy Equipment & Services	4,613,327	—	—	4,613,327
Entertainment	3,269,378	—	—	3,269,378
Financial Services	8,329,997	—	—	8,329,997
Food Products	6,751,161	—	—	6,751,161
Gas Utilities	3,175,428	—	—	3,175,428
Ground Transportation	5,203,378	—	—	5,203,378
Health Care Equipment & Supplies	13,957,007	—	—	13,957,007
Health Care Providers & Services	11,489,890	—	—	11,489,890
Health Care REITs	2,878,819	—	—	2,878,819
Health Care Technology	2,096,538	—	—	2,096,538
Hotel & Resort REITs	2,978,936	—	—	2,978,936
Hotels, Restaurants & Leisure	13,637,745	—	—	13,637,745
Household Durables	8,501,674	—	—	8,501,674
Household Products	965,143	—	—	965,143
Independent Power and Renewable Electricity Producers	2,149,220	—	—	2,149,220
Industrial Conglomerates	40,778	—	—	40,778
Industrial REITs	4,347,155	—	—	4,347,155
Insurance	16,337,144	—	—	16,337,144
Interactive Media & Services	1,883,886	—	—	1,883,886
IT Services	3,579,109	—	—	3,579,109
Leisure Products	3,058,188	—	—	3,058,188
Life Sciences Tools & Services	7,025,509	—	—	7,025,509
Machinery	19,097,764	—	—	19,097,764
Marine Transportation	894,544	—	—	894,544
Media	5,118,507	—	—	5,118,507
Metals & Mining	9,189,746	—	—	9,189,746
Mortgage Real Estate Investment Trusts (REITs)	4,355,168	—	—	4,355,168
Multi-Utilities	2,024,323	—	—	2,024,323
Office REITs	2,415,446	—	—	2,415,446
Oil, Gas & Consumable Fuels	16,973,720	—	—	16,973,720
Paper & Forest Products	571,979	—	—	571,979
Passenger Airlines	2,351,957	—	—	2,351,957
Personal Care Products	2,229,088	—	—	2,229,088
Pharmaceuticals	5,228,673	33,417	—	5,262,090
Professional Services	12,660,686	—	—	12,660,686
Real Estate Management & Development	2,950,005	—	—	2,950,005
Residential REITs	4,409,855	—	—	4,409,855
Retail REITs	7,212,793	—	—	7,212,793
Semiconductors & Semiconductor Equipment	10,820,282	—	—	10,820,282
Software	24,473,763	—	—	24,473,763
Specialized REITs	7,171,229	—	—	7,171,229
Specialty Retail	12,024,580	—	—	12,024,580
Technology Hardware, Storage & Peripherals	1,408,747	—	—	1,408,747
Textiles, Apparel & Luxury Goods	6,425,689	—	—	6,425,689
Tobacco	318,130	—	—	318,130
Trading Companies & Distributors	6,998,416	—	—	6,998,416
Water Utilities	1,812,616	—	—	1,812,616
Wireless Telecommunication Services	267,834	—	—	267,834
Investment Companies	4,913,735	—	—	4,913,735
Rights	—	—	1,694	1,694
Short-Term Securities
Money Market Funds	59,553,891	—	—	59,553,891

	$524,335,768	$41,820	$1,694	$524,379,282

Derivative Financial Instruments(a)
Assets
Equity Contracts	$13,934	$—	$—	$13,934

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) April 30, 2023	iShares Russell Small/Mid-Cap Index Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

25